Prospectus/Information Statement
Federated Automated Cash Management Trust
A Portfolio of Money Market Obligations Trust
Federated Prime Cash Series
A Portfolio of Cash Trust Series, Inc.
We recommend that you read the enclosed Prospectus/Information Statement in its entirety; this information will help you understand the upcoming Reorganizations.
Thank you for your continued support of the Federated Funds.
Each of Federated Automated Cash Management Trust (ACMT) and Federated Prime Cash Series (PCS) will be reorganized into Federated Prime Cash Obligations Fund (PCOF), a portfolio of Money Market Obligations Trust, on or about December 11, 2015 (each, a “Reorganization” and together, the “Reorganizations”). Please refer to the enclosed Prospectus/Information Statement as well as the highlighted information below for details about the Reorganizations.
Why have the Boards of Directors/Trustees approved the Reorganizations?
The Boards of Directors/Trustees of each of ACMT, PCS and PCOF, including a majority of the “non-interested” directors/trustees (as that term is defined in the Investment Company Act of 1940), approved the Reorganizations because they believe that the Reorganizations are in the best interests of each of ACMT, PCS and PCOF and their respective shareholders and that the interests of existing ACMT, PCS and PCOF shareholders will not be diluted as a result of the Reorganizations.
After the Reorganizations, shareholders of ACMT and PCS will be invested in a larger, more viable fund with nearly identical investment objectives and comparable investment strategies, equal or lower net expenses for the applicable and corresponding share classes, and with potential for greater efficiencies and investment opportunities. Further, shareholders of ACMT and PCS will be receiving shares of a fund which their adviser believes would be better suited to meet investor demands in response to the amendments to the requirements of Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds.
PCOF expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in PCOF and other accounts must redeem their investments in PCOF or will be redeemed involuntarily by PCOF pursuant to SEC exemptive relief. PCOF will provide advance written notification of its intent to make any such involuntary redemptions. Prior to October 14, 2016, PCOF must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if PCOF's weekly liquid assets fall below a certain threshold and PCOF's Board determines such actions to be in the best interest of PCOF. Please see the sub-section on PCOF under the section entitled “Comparison of Risks.”
Please see the section entitled “Summary—Reasons for the Proposed Reorganizations” in the Prospectus/Information Statement for more information.
How will the Reorganizations affect my investment?
The cash value of your investment will not change as a result of the Reorganizations and you will not have to pay any sales charge in connection with the transfer of your assets.
You will receive shares of PCOF with a total dollar value equal to the total dollar value of the ACMT or PCS shares that you own at the time of the applicable Reorganization. Under the Plan, ACMT and PCS will each transfer all or substantially all of its assets to PCOF, in exchange for Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) of PCOF. Class R Shares, Automated Shares and Trust Shares of PCOF will be distributed pro rata by ACMT to its shareholders in complete liquidation and termination of ACMT; Cash II Shares of PCOF will be distributed pro rata by PCS to its shareholders in complete liquidation and termination of PCS. As a result of the Reorganization, each shareholder holding ACMT's Class R Shares, Service Shares and Cash II Shares will become the shareholder of Class R Shares, Automated Shares and Trust Shares, respectively, of PCOF, having a total net asset value equal to the total net asset value (NAV) of the shareholder's holdings in ACMT on the date of the Reorganization.

If you own shares in:	You will receive shares of:
Federated Automated Cash Management Trust	Federated Prime Cash Obligations Fund
Class R Shares (R)	Class R Shares (R)
Service Shares (SS)	Automated Shares (AS)
Cash II Shares(CII)	Trust Shares (TR)

If you own shares in:	You will receive shares of:
Federated Prime Cash Series	Federated Prime Cash Obligations Fund
Undesignated Class of Shares	Cash II Shares (CII)

What are the tax consequences of the Reorganizations?
Each Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
ACMT and PCS will distribute any undistributed income and realized capital gains accumulated prior to the applicable Reorganization to its shareholders. These distributions, if any, will be taxable.
When will the Reorganizations occur?
The Reorganizations are currently expected to occur after the close of business on or about December 11, 2015.
What are the costs associated with the Reorganizations?
ACMT and PCS will pay the direct proxy expenses associated with the Reorganizations which are estimated to be approximately $138,439 and $600,340, respectively; provided that PCOF will pay registration fees with respect to securities issued pursuant to the applicable Reorganization, on an as-incurred basis. Given the waiver positions of ACMT, PCS and PCOF and the fact that ACMT, PCS and PCOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay some or all of the expenses that ACMT, PCS and PCOF are being asked to pay.
Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your PCOF account. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan.
What should I do in connection with the Reorganizations?
At the close of business on or about December 11, 2015, your shares will automatically be exchanged for shares of PCOF. Please do not attempt to make the Reorganization exchange into PCOF yourself.
Whom do I call if I have questions about this Prospectus/Information Statement?
Please don't hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.
Thank you in advance for your continued support of the Federated Funds.
After careful consideration, the Boards of Directors/ Trustees have unanimously approved these Reorganizations.
The Boards of Directors/Trustees recommend that you read the enclosed materials carefully.

PROSPECTUS/INFORMATION STATEMENT
October 28, 2015
Acquisition of the assets of
FEDERATED AUTOMATED CASH MANAGEMENT TRUST
(a Portfolio of Money Market Obligations Trust)
AND
FEDERATED PRIME CASH SERIES
(a Portfolio of Cash Trust Series, Inc.)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
By and in exchange for Class R Shares, Automated Shares, Trust Shares and Cash II Shares of
FEDERATED PRIME CASH OBLIGATIONS FUND
(a Portfolio of Money Market Obligations Trust)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUIRED TO SEND US A PROXY
This Prospectus/Information Statement is being furnished to shareholders of Federated Automated Cash Management Trust (ACMT) and Federated Prime Cash Series (PCS) in connection with Agreements and Plans of Reorganization (each, a “Plan” and together, the “Plans”) by and between Cash Trust Series, Inc. (the “Trust”) and Money Market Obligations Trust, a Massachusetts business trust (“MMOT”), with respect to i) ACMT and Federated Prime Cash Obligations Fund (PCOF), each a series of MMOT; and ii) PCS, a series of the Trust and PCOF. Under the Plans, ACMT will transfer all or substantially all of its assets to PCOF, in exchange for Class R Shares, Automated Shares and Trust Shares of PCOF, and PCS will transfer all or substantially all of its assets to PCOF, in exchange for Cash II Shares of PCOF (each, a “Reorganization” and together, the “Reorganizations”). PCOF is expected to be the accounting survivor in each Reorganization. Class R Shares, Automated Shares and Trust Shares of PCOF will be distributed pro rata by ACMT to its shareholders in complete liquidation and termination of ACMT; Cash II Shares of PCOF will be distributed pro rata by PCS to its shareholders in complete liquidation and termination of PCS. As a result of the applicable Reorganization, each shareholder holding shares of ACMT's Class R Shares, Service Shares and Cash II Shares will become the shareholder of Class R Shares, Automated Shares and Trust Shares, respectively, of PCOF, having a total net asset value (NAV) equal to the total NAV of the shareholder's holdings in ACMT on the date of the Reorganization (the “Closing Date”). As a result of the applicable Reorganization, each shareholder holding PCS's undesignated class of shares will become the shareholder of Cash II Shares of PCOF, having a total NAV equal to the total NAV of the shareholder's holdings in PCS on the Closing Date. ACMT, PCS and PCOF are money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the regulation that governs money market mutual funds. For purposes of this Prospectus/Information Statement, ACMT, PCS and PCOF may be referred to individually, as applicable, as a “Fund” and, together, as the “Funds.”
The Boards of Directors/Trustees, including a majority of the “non-interested” directors/trustees (as that term is defined under the 1940 Act) of each of ACMT, PCS and PCOF (each, the “Board” and together, the “Boards”) have determined that the Reorganizations are in the best interests of each Fund and that interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganizations. Information on the rationale for the Reorganizations is included in this Prospectus/Information Statement in the section entitled “Summary—Reasons for the Proposed Reorganizations.” The Reorganizations are not required to be approved by the shareholders of the Funds pursuant to Rule 17a-8 of the 1940 Act. Accordingly, shareholders of ACMT and PCS are not being asked to vote on or approve the respective Reorganizations or Plans.

Each Reorganization is expected to be a tax-free reorganization for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganizations, see the sections entitled “Summary—Tax Consequences” and “Information about the Reorganizations—Federal Income Tax Consequences” in this Prospectus/Information Statement.
ACMT, PCS and PCOF are money market mutual funds that seek to maintain a NAV of $1.00 per Share. The investment objective of ACMT is to provide stability of principal and current income consistent with stability of principal. The investment objective of each of PCS and PCOF is to provide current income consistent with stability of principal and liquidity. For a detailed comparison of the investment objectives, policies, limitations and risks of PCOF with those of ACMT and PCS, respectively, see the section entitled “Summary—Comparison of Investment Objectives, Policies and Risks” in this Prospectus/Information Statement.
This Prospectus/Information Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. The Statement of Additional Information dated October 28, 2015, relating to this Prospectus/Information Statement contains additional information and has been filed by PCOF with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Information Statement):
1. Statement of Additional Information for PCOF Class R Shares, Automated Shares, Trust Shares and Cash II Shares dated June 2, 2015 (File Nos. 33-31602 and 811-5950);
2. Prospectus for ACMT Service Shares, Cash II Shares and Retirement Shares dated September 30, 2015 (Files Nos. 33-31602 and 811-5950);
3. Statement of Additional Information for ACMT Service Shares, Cash II Shares and Retirement Shares dated September 30, 2015 (Files Nos. 33-31602 and 811-5950);
4. Prospectus for PCS dated July 31, 2015 (File Nos. 33-29838 and 811-5843);
5. Statement of Additional Information for PCS dated July 31, 2015 (File Nos. 33-29838 and 811-5843);
6. Annual Report for ACMT dated July 31, 2015 (File Nos. 33-31602 and 811-5950);
7. Annual Report for PCS dated May 31, 2015 (File Nos. 33-29838 and 811-5843); and
8. Annual Report for PCOF dated July 31, 2015 (File Nos. 33-31602 and 811-5950).
The Board of Directors of the Trust has fixed October 26, 2015 as the Record Date for determination of shareholders receiving this Prospectus/Information Statement. This Prospectus/Information Statement is expected to be sent to shareholders of ACMT and PCS on or about November 9, 2015.
Copies of these materials and other information about ACMT, PCS and PCOF may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous page. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about ACMT, PCS and PCOF are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Important Notice Regarding the Availability of Registration Materials. This Prospectus/Information Statement is available on the Internet at http://www.federatedinvestors.com/FII/customerservice/accountmanagementhelp/proxyVoting.do?category=Proxy_Voting_and_Statements. On this website, you also will be able to access any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, or incorporated by reference into this Prospectus/Information Statement. A form of the Agreements and Plans of Reorganization (each, a “Plan” and together, the “Plans”) pursuant to which the reorganizations (each, a “Reorganization” and together, the “Reorganizations”) will be conducted is attached to this Prospectus/Information Statement as Annex A.
Under the applicable Plan, ACMT will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses, and amounts reserved for payment of ACMT's liabilities and any additional cash received by ACMT after the Closing Date in excess of ACMT's liabilities recorded on ACMT's books on or before the Closing Date that is retained by the Adviser) to PCOF in exchange solely for Class R Shares, Automated Shares and Trust Shares of PCOF. ACMT will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. PCOF is expected to be the accounting survivor of the Reorganization. PCOF's Class R Shares, Automated Shares and Trust Shares will be distributed pro rata by ACMT to its shareholders in complete liquidation and termination of ACMT. As a result of the Reorganization, each shareholder of ACMT's Class R Shares, Service Shares and Cash II Shares will become the shareholder of PCOF's Class R Shares, Automated Shares and Trust Shares, respectively, having a total NAV equal to the total NAV of the shareholder's holdings in ACMT on the date of the Reorganization (the “Closing Date”).
After the liquidating distribution is made by ACMT, ACMT will have no shares outstanding. Prior to the applicable Reorganization, ACMT may dispose of a limited number of securities to better align the portfolios of ACMT and PCOF. In any event, this disposition of securities is not expected to be material or significant. ACMT may incur expenses associated with these transactions, which are not anticipated to be significant. ACMT may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date in order to facilitate the transfer of its portfolio securities to PCOF as part of the Reorganization. As soon as practicable after the distribution and liquidation of ACMT described above, ACMT will take steps to wind up its affairs.
Under the applicable Plan, PCS will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses, and amounts reserved for payment of PCS's liabilities and any additional cash received by PCS after the Closing Date in excess of PCS's liabilities recorded on PCS's books on or before the Closing Date that is retained by the Adviser) to PCOF in exchange solely for Cash II Shares of PCOF. PCS will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. PCOF is expected to be the accounting survivor of the Reorganization. PCOF's Cash II Shares will be distributed pro rata by PCS to its shareholders in complete liquidation and termination of PCS. As a result of the Reorganization, each shareholder of PCS's undesignated class of shares will become the shareholder of Cash II Shares of PCOF having a total NAV equal to the total NAV of the shareholder's holdings in PCS on the Closing Date.
After the liquidating distribution is made by PCS, PCS will have no shares outstanding. Prior to the applicable Reorganization, PCS may dispose of a limited number of securities to better align the portfolios of PCS and PCOF. In any event, this disposition of securities is not expected to be material or significant. PCS may incur expenses associated with these transactions, which are not anticipated to be significant. PCS may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date in order to facilitate the transfer of its portfolio securities to PCOF as part of the Reorganization. As soon as practicable after the distribution and liquidation of PCS described above, PCS will take steps to wind up its affairs.
The investment adviser for each of ACMT, PCS and PCOF is Federated Investment Management Company (the “Adviser”).
Each Reorganization is expected to be a tax-free Reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As discussed in more detail below in this Prospectus/Information Statement, the investment objectives of PCOF, ACMT and PCS are substantially similar as each of the Funds seeks to provide current income consistent with stability of principal. The investment strategies for each of the Funds are identical and there are no differences in the investment limitations for the Funds. There are no material differences in the purchase, redemption and exchange rights and procedures, and dividend and distribution policies, of the Funds, which are also described below in this Prospectus/Information Statement. Also, the principal risks of the Funds are materially the same. For more information on the comparison of the investment objectives, policies, and risks of ACMT, PCS and PCOF, see the section entitled “Summary–Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Information Statement. More information concerning ACMT's and PCS's shares, as compared to PCOF's shares, is included in this Prospectus/Information Statement in the sections entitled “Summary–Procedures for Purchasing, Redeeming and

Exchanging Shares,” “Summary–Comparative Fee Tables,” and “Information about the Reorganizations–Description of PCOF's Share Classes and Capitalization.” Shareholders should review this Prospectus/Information Statement carefully for further information on the Funds' objectives, policies and procedures, as well as the tax consequences of the Reorganizations and other considerations relating to the Funds and the Reorganizations.
The Financial Highlights for ACMT, PCS and PCOF are attached to this Prospectus/Information Statement as Annex B.
For more complete information, please read the Prospectuses of PCOF, ACMT and PCS.
REASONS FOR THE PROPOSED REORGANIZATION
The Boards considered the potential benefits and costs of the Reorganizations to each of ACMT, PCS and PCOF and their respective shareholders. In this regard, the Boards reviewed detailed information comparing each Fund, as described herein.
After the Reorganizations, shareholders of ACMT and PCS will be invested in PCOF, a fund with a substantially similar investment objective and comparable investment strategies and that, as compared to PCS and the corresponding classes of ACMT, has equal or lower net expenses.
ACMT, PCS and PCOF are each money market funds that seek to maintain a stable net asset value of $1.00 per share. Each of the Funds has substantially similar investment objectives and investment strategies. However, PCOF has lower net expenses on its Cash II Shares as compared to the undesignated shares of PCS; PCOF's Automated Shares and Trust Shares have lower net expenses than the corresponding classes of ACMT and PCOF's R Shares have equal expenses to the corresponding class of ACMT. Accordingly, it is anticipated that the Reorganizations will provide ACMT and PCS shareholders with a fund that offers similar investment objectives and strategies with equal or lower net expenses than currently offered by ACMT and PCS, respectively. The Boards of ACMT and PCS, including a majority of the trustees/directors who are “non-interested” trustees/directors within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), has determined, pursuant to Rule 17a-8 of the 1940 Act, that participation in the respective Reorganizations is in the best interests of ACMT and PCS and that the interests of the existing shareholders of each of ACMT and PCS will not be diluted as a result of the Reorganization. The Board of PCOF likewise approved the Reorganizations on behalf of PCOF. Pursuant to Rule 17a-8 of the 1940 Act, the Board of PCOF, including a majority of the trustees who are “non-interested' trustees within the meaning of Section 2(a)(19) of the 1940 Act, determined that the Reorganizations are in the best interest of PCOF and its shareholders, and that the interests of the existing PCOF shareholders would not be diluted as a result of the Reorganizations.
In considering whether to approve the Reorganizations, and reaching the above conclusions, the Board of each Fund took into consideration a number of factors, including:
•	ACMT, PCS and PCOF have substantially similar investment objectives and primary investment strategies;
•	The equal or lower net expenses of PCOF compared to the expenses of PCS and the corresponding classes of ACMT, respectively;
•	The fact that it is expected that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
•	That PCOF is expected to benefit from the increase in its assets following the Reorganizations resulting in a larger, more viable fund with potential for greater efficiencies and investment opportunities;
•	That there will be no dilution to shareholders in the transaction, because each ACMT and PCS shareholder will become the owner of shares of PCOF having a total net asset value equal to the total net asset value of his or her holdings in ACMT and PCS on the date of the Reorganizations; and
•	That PCOF's performance is generally competitive with that of ACMT and PCS, and there is no anticipated decline in services to ACMT and PCS shareholders as a result of the Reorganizations.

With respect to Reorganization-related expenses, the Board of each Fund considered that:
•	PCOF will pay registration fees, with respect to securities issued pursuant to the Reorganizations, on an as incurred basis;
•	ACMT and PCS will pay direct proxy expenses associated with the Reorganizations estimated at approximately $138,439 and $600,340, respectively, provided that PCOF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis; and
•	Given the waiver positions of ACMT, PCS and PCOF and the fact that ACMT, PCS and PCOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that ACMT, PCS and PCOF are being asked to pay.
In sum, ACMT and PCS shareholders will be receiving shares in a larger, more viable fund with share class net expense ratios equal to or below ACMT's and PCS's respective share class net expense ratios. Further, shareholders of ACMT and PCS will be receiving shares of a fund which its adviser believes would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of rule 2a-7 under the 1940 Act, which governs money market funds. ACMT and PCS shareholders also will be receiving shares of PCOF in Reorganization transactions that are intended to be tax-free and therefore will experience a preferable tax result as compared to a liquidation of either ACMT or PCS.
In anticipation of this reorganization, PCOF expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in PCOF and other accounts must redeem their investments in PCOF or will be redeemed involuntarily by PCOF pursuant to SEC exemptive relief. PCOF will provide advance written notification of its intent to make any such involuntary redemptions. Prior to October 14, 2016, PCOF must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if PCOF's weekly liquid assets fall below a certain threshold and PCOF's Board determines such actions to be in the best interest of PCOF. Please see the sub-section on PCOF under the section entitled “Comparison of Risks.”
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor ACMT and PCS and their respective shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or ACMT or PCS bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates). Based on the information and considerations described above and otherwise in this Prospectus/Information Statement, the Board approved the Reorganizations and the Plans on May 14, 2015.
TAX CONSEQUENCES
Tax-Free Reorganization Under The Code
As a condition to each Reorganization, ACMT, PCS and PCOF will each receive an opinion of counsel that the applicable Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either Fund or by ACMT's or PCS's shareholders. The tax basis of the shares of PCOF received by the ACMT and PCS shareholders, respectively, will be the same as the tax basis of their shares in ACMT and PCS. Prior to the applicable Reorganization, ACMT and PCS will distribute to their respective shareholders any previously undistributed ordinary income and net capital gains accumulated prior to the Reorganization. Any such distributions will be taxable to ACMT or PCS shareholders. For further discussion, see “Information About the Reorganizations–Federal Income Tax Consequences.”
Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of ACMT and PCS for shares of PCOF as a result of the Reorganizations. However, shareholders may incur capital gains or losses if they sell their shares of ACMT or PCS before the applicable Reorganization becomes effective or sell/exchange their shares of PCOF after the Reorganizations becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganizations.

For example, shareholders will be responsible for any taxes payable in connection with taxable distributions made, if any, by ACMT or PCS immediately prior to the Reorganizations. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganizations. Prior to the Reorganizations, the Adviser may dispose of a limited number of securities to better align the portfolios of ACMT and PCS with PCOF. This disposition of securities is not expected to be material or significant. It is anticipated that each ACMT and PCS will transfer most, if not all, of their portfolio to PCOF pursuant to the applicable Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolios of ACMT or PCS result in either ACMT or PCS having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the applicable Reorganization being consummated. Brokerage costs incurred in connection with the Reorganizations and the repositioning of ACMT's and PCS's portfolios are expected to be minimal or non-existent.
As of May 31, 2015, its last fiscal year end for which audited financial statements are available, PCS had no capital loss carryforwards. As of July 31, 2015, PCS had estimated year-to-date realized gains of approximately $4,627 and no unrealized gains or losses. ACMT did not have any capital loss carryforwards as of July 31, 2015, its last fiscal year for which audited financial statements are available. PCOF did not have any capital loss carryforwards as of July 31, 2015, its last fiscal year for which audited financial statements are available. To the extent that ACMT or PCS would be in a realized net capital gain position prior to the Reorganizations, ACMT or PCS would make distributions of the capital gains (as well as any other required distributions) prior to the applicable Reorganization being consummated. Capital gains distributed by ACMT or PCS in connection with the Reorganization are expected to be minimal.
Shareholders of ACMT and PCS should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganizations in light of their individual circumstances.
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, LIMITATIONS AND RISKS
This section will help you compare the investment objectives, policies, limitations and risks of ACMT, PCS and PCOF. Overall, the investment objectives, strategies and risks of the Funds are substantially similar. In addition, ACMT, PCS and PCOF have substantially similar investment limitations, with the exception that PCOF's diversification limitation is stated differently than ACMT's and PCS's. .
Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in each Fund's prospectus and Statement of Additional Information.
INVESTMENT OBJECTIVES AND POLICIES
ACMT and PCOF
The investment objective of PCOF is to provide current income consistent with stability of principal and liquidity. The investment objective of ACMT is to provide stability of principal and current income consistent with stability of principal. Each Fund is also a money market fund that seeks to maintain a stable NAV of $1.00 per share. There is no guarantee that each Fund's objective will be obtained.
Each Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less. The Adviser actively manages each Fund's portfolio, seeking to limit the credit risk taken by each Fund and to select investments with enhanced yields.
The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain nationally recognized statistical rating organizations (NRSROs).
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser structures each Fund's portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of each Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of its investments, rather than evenly spread across the range. The Adviser generally adjusts each portfolio's DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens each portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
Each Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit each Fund's ability to invest in Adjustable Rate Securities.
PCS AND PCOF
The investment objective of PCOF is to provide current income consistent with stability of principal and liquidity. The investment objective of PCS is also current income consistent with stability of principal and liquidity. Each Fund is also a money market fund that seeks to maintain a stable NAV of $1.00 per share. There is no guarantee that either Fund's objective will be obtained.
Each Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less. The Adviser actively manages each Fund's portfolio, seeking to limit the credit risk taken by each Fund and to select investments with enhanced yields.
The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of certain nationally recognized statistical rating organizations (NRSROs).
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser structures each Fund's portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of each Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of its investments, rather than evenly spread across the range. The Adviser generally adjusts each portfolio's DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens each portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
Each Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit each Fund's ability to invest in Adjustable Rate Securities.
INDUSTRY CONCENTRATION
Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of each Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in the financial services industry.

TEMPORARY INVESTMENTS
Each Fund may temporarily depart from its principal investment strategies, including its strategy of investing at least 25% of its assets in the financial services industry, by holding cash, shortening each portfolio's DWAM or investing in any security that is an eligible security for purchase by money market funds. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect each Fund's investment returns and/or each Fund's ability to achieve its investment objective.
COMPARISON OF RISKS
Because ACMT, PCS and PCOF have substantially similar investment objectives and policies, their principal risks are also substantially the same. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The primary factors that may negatively impact each Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce each Fund's daily dividends include:
•	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
•	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
•	Call Risk. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
•	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
•	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
•	Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, each Fund must invest the proceeds at prevailing market yields or hold cash. If a Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, each Fund retains the discretion to close to new investments. However, the Funds are not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Risk Associated with use of Amortized Cost. In the unlikely event that each Fund's Board were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Additional Factors Affecting Yield. There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, each Fund's yield will vary.
•	Risk Related to the Economy. The value of a Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause a Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
•	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Funds. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments will affect the manner in which the Fund and other money market funds are structured and operated, and may impact Fund expenses, returns and liquidity. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Fund may be required to take certain steps that will impact and may adversely affect the Fund and the precise nature of such impact and affects has not yet been determined.
•	Technology Risk. The Adviser uses various technologies in managing the Funds, consistent with its investment objective and strategy described in this Prospectus/Information Statement. For example, proprietary and third-party data and systems are utilized to support decision making for the Funds. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
PCOF ONLY
On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. Under these amendments, money market funds that are designated as “retail” money market funds will be permitted to continue to use amortized cost to value their portfolio securities and to transact at a stable $1.00 net asset value as they do today. To qualify as a retail money market fund under these amendments, prior to October 14, 2016, a fund must adopt policies and procedures reasonably designed to limit investments in the fund to accounts beneficially owned by natural persons.
PCOF expects to operate as a retail money market fund beginning on or about October 14, 2016. At such time, only accounts beneficially owned by natural persons may be invested in PCOF. Other accounts must redeem their investment in PCOF or the PCOF, pursuant to relief granted by the SEC, may redeem such accounts. PCOF will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing. Neither PCOF nor the Adviser will be responsible for any loss of income in an investor's account resulting from an involuntary redemption.
Further, under the SEC's amendments, prior to October 14, 2016, PCOF must adopt policies and procedures for imposing liquidity fees on redemptions or temporarily suspending redemptions (“gating”) if PCOF's weekly liquid assets fall below a certain threshold and the Board of Trustees (the “Board”) determines such actions to be in the best interest of PCOF. Among other requirements, if PCOF's weekly liquid assets fall below 10% of its total assets at the end of any business day, PCOF must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of PCOF. If the PCOF's weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed or gate redemptions for a period of not more than 10 business days.
Prior to October 14, 2016, the Board will adopt policies and procedures: (a) to limit the beneficial owners of its shares to natural persons; and (b) to allow PCOF to impose liquidity fees and temporarily suspend redemptions. Upon the adoption of such policies and procedures, the prospectuses and statement of additional information of PCOF will be updated to reflect those changes. The updated prospectus and statement of additional information will provide more details regarding when PCOF will treat shares as beneficially owned by natural persons and the process for imposing liquidity fees or temporarily suspending redemptions.

These determinations, actions, and anticipated timing of such actions, are preliminary and remain subject to formal Board determinations and future changes. As appropriate, shareholders will be given notice of further developments.
COMPARISON OF INVESTMENT LIMITATIONS
Each Fund has fundamental investment limitations which cannot be changed without shareholder approval. Each Fund also has non-fundamental investment limitations which may be changed by the relevant Fund's Board without shareholder approval.
The fundamental and non-fundamental investment limitations of ACMT, PCS and PCOF are substantially similar. The following charts compare the fundamental and non-fundamental limitations of PCOF and ACMT and PCOF and PCS, respectively.
PCOF AND ACMT
PCOF	ACMT
Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.	Diversification (Fundamental) The Fund is a “diversified company” within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.
Borrowing Money and Issuing Senior Securities (Fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	Borrowing Money and Issuing Senior Securities (Fundamental) Same
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental). Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending Cash or Securities (Fundamental).
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	Lending (Fundamental) Same
Concentration of Investments (Fundamental)
The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.	Concentration (Fundamental) Same
Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	Pledging Assets (Non-Fundamental) Same

PCOF	ACMT
Purchasing on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.	Purchases on Margin (Non-Fundamental) Same
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Illiquid Securities (Non-Fundamental) Same
PCOF AND PCS
PCOF	PCS
Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.	Diversification (Fundamental) The Fund is a “diversified company” within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.
Borrowing Money and Issuing Senior Securities (Fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	Borrowing Money and Issuing Senior Securities (Fundamental) Same
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental). Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending Cash or Securities (Fundamental).
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	Lending (Fundamental) Same
Concentration of Investments (Fundamental)
The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.	Concentration (Fundamental). Same
Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	Pledging Assets (Non-Fundamental) Same

PCOF	PCS
Purchasing on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.	Purchases on Margin (Non-Fundamental) Same
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Illiquid Securities (Non-Fundamental) Same
ADDITIONAL INFORMATION
The SAIs for ACMT, PCS and PCOF each include the additional information concerning their fundamental and non-fundamental limitations:
•	Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
•	For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
•	For purposes of the concentration limitation, the Adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides the utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
Regulatory Compliance
ACMT, PCS and PCOF have the following policy related to Regulatory Compliance:
•	The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the applicable Prospectuses and SAIs, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing, redeeming and exchanging shares of ACMT and PCS are substantially similar to those for purchasing, redeeming and exchanging shares of PCOF. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations. These expenses may include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization.

Set forth in the tables below is information regarding the fees and expenses incurred by the Class R Shares, Automated Shares and Trust Shares of PCOF, the Class R Shares, Service Shares and Cash II Shares of ACMT, the undesignated shares of PCS and the anticipated pro forma fees for the Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) of PCOF after giving effect to the Reorganizations. It is anticipated that PCOF will be the accounting survivor after each Reorganization.
federated automated cash management trust–federated prime cash obligations fund
Fees and Expenses
This table describes: (1) the fees and expenses for the Class R Shares (R) of ACMT for the current fiscal year; (2) the fees and expenses for the Class R Shares (R) of PCOF for the current fiscal year; and (3) the pro forma fees and expenses of the Class R Shares (R) of PCOF on a combined basis after giving effect to the Reorganization.4
Shareholder Fees	Federated Automated Cash Management Trust–R (FYE 7/31)	Federated Prime Cash Obligations Fund–R (FYE 7/31)	Federated Prime Cash Obligations Fund–R Pro Forma Combined (FYE 7/31)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.50%	0.50%	0.50%
Other Expenses	0.47%	0.60%[1]	0.60%[1]
Total Annual Fund Operating Expenses	1.47%	1.30%	1.30%
Fee Waivers and/or Expense Reimbursements	(0.32%)[2]	(0.15%)[3]	(0.15%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	1.15%	1.15%
1	Because Federated Prime Cash Obligations Fund's Class R Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Automated Cash Management Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R class (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
3	Federated Prime Cash Obligations Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's R class (after the voluntary waivers and/or reimbursements) will not exceed 1.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	Federated Automated Cash Management Trust will pay the direct proxy expenses associated with the Reorganization estimated at approximately $138,439; provided that Federated Prime Cash Obligations Fund will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis.

Fees and Expenses
This table describes: (1) the fees and expenses for the Service Shares (SS) of ACMT for the current fiscal year; (2) the fees and expenses for the Automated Shares (AS) of PCOF for the current fiscal year; and (3) the pro forma fees and expenses of the Automated Shares (AS) of PCOF on a combined basis after giving effect to the Reorganization.4
Shareholder Fees	Federated Automated Cash Management Trust–SS (FYE 7/31)	Federated Prime Cash Obligations Fund–AS (FYE 7/31)	Federated Prime Cash Obligations Fund–AS Pro Forma Combined (FYE 7/31)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.55%	0.45%[1]	0.45%[1]
Total Annual Fund Operating Expenses	1.05%	0.65%	0.65%
Fee Waivers and/or Expense Reimbursements	(0.40%)[2]	(0.10%)[3]	(0.10%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%	0.55%	0.55%
1	Because Federated Prime Cash Obligations Fund's Automated Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Automated Cash Management Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.65% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
3	Federated Prime Cash Obligations Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.55% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	Federated Automated Cash Management Trust will pay the direct proxy expenses associated with the Reorganization estimated at approximately $138,439; provided that Federated Prime Cash Obligations Fund will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis.

Fees and Expenses
This table describes: (1) the fees and expenses for the Cash II Shares (CII) of ACMT for the current fiscal year; (2) the fees and expenses for the Trust Shares (TR) of PCOF for the current fiscal year; and (3) the pro forma fees and expenses of the Trust Shares (TR) of PCOF on a combined basis after giving effect to the Reorganization.4
Shareholder Fees	Federated Automated Cash Management Trust–CII (FYE 7/31)	Federated Prime Cash Obligations Fund–TR (FYE 7/31)	Federated Prime Cash Obligations Fund–TR Pro Forma Combined (FYE 7/31)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses	0.58%	0.35%[1]	0.35%[1]
Total Annual Fund Operating Expenses	1.33%	0.80%	0.80%
Fee Waivers and/or Expense Reimbursements	(0.52%)[2]	(0.10%)[3]	(0.10%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.81%	0.70%	0.70%
1	Because Federated Prime Cash Obligations Fund's Trust Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Automated Cash Management Trust's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.81% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
3	Federated Prime Cash Obligations Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's TR class (after the voluntary waivers and/or reimbursements) will not exceed 0.70% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
4	Federated Automated Cash Management Trust will pay the direct proxy expenses associated with the Reorganization estimated at approximately $138,439; provided that Federated Prime Cash Obligations Fund will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Automated Cash Management Trust–R	$150	$465	$803	$1757
Federated Prime Cash Obligations Fund–R	$132	$412	$713	$1,568
Federated Prime Cash Obligations Fund–R, Pro Forma Combined	$132	$412	$713	$1,568

	1 Year	3 Years	5 Years	10 Years
Federated Automated Cash Management Trust–SS	$107	$334	$579	$1,283
Federated Prime Cash Obligations Fund–AS	$66	$208	$362	$810
Federated Prime Cash Obligations Fund–AS, Pro Forma Combined	$66	$208	$362	$810

	1 Year	3 Years	5 Years	10 Years
Federated Automated Cash Management Trust–CII	$135	$421	$729	$1,601
Federated Prime Cash Obligations Fund–TR	$82	$255	$444	$990
Federated Prime Cash Obligations Fund–TR, Pro Forma Combined	$82	$255	$444	$990

FEDERATED PRIME CASH SERIES–FEDERATED PRIME CASH OBLIGATIONS FUNDS-CASH II SHARES
Fees and Expenses
This table describes: (1) the fees and expenses for the undesignated shares of PCS for the current fiscal year; (2) the fees and expenses for the Cash II Shares (CII) of PCOF for the current fiscal year; and (3) the pro forma fees and expenses of the Cash II Shares (CII) of PCOF on a combined basis after giving effect to the Reorganization.5
Shareholder Fees	Federated Prime Cash Series (FYE 5/31)	Federated Prime Cash Obligations Fund–CII (FYE 7/31)	Federated Prime Cash Obligations Fund–CII Pro Forma Combined (FYE 7/31)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee[4]	0.35%	0.35%	0.35%
Other Expenses	0.47%	0.45%[1]	0.45%[1]
Total Annual Fund Operating Expenses	1.32%	1.00%	1.00%
Fee Waivers and/or Expense Reimbursements	(0.27%)[2]	(0.10%)[3]	(0.10%)[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.90%	0.90%
1	Because Federated Prime Cash Obligations Fund's Cash II Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.
2	Federated Prime Cash Series' Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
3	Federated Prime Cash Obligations Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.90% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees. If this Reorganization is approved, the Termination Date will be extended to up to, but not including the later of: (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus.
4	Federated Prime Cash Series has a “reimbursement-type” Rule 12b-1 Plan and for the prior three fiscal years has accrued such fees in an annual amount of 0.10%. Federated Prime Cash Obligations Fund has a “compensation-type” Rule 12b-1 Plan and accordingly, absent any fee waivers, will accrue such fees in an annual amount of 0.35%. For information regarding each Fund's Rule 12b-1 Plans see “ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES– Rule 12b-1 Fees.”
5	Federated Prime Cash Series will pay the direct proxy expenses associated with the Reorganization estimated at approximately $600,340; provided that Federated Prime Cash Obligations Fund will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis.

Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Prime Cash Series	$134	$418	$723	$1,590
Federated Prime Cash Obligations Fund-CII	$102	$318	$552	$1,225
Federated Prime Cash Obligations Fund-CII, Pro Forma Combined	$102	$318	$552	$1,225
COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
federated automated cash management trust–federated prime cash obligations fund
The performance information shown below will help you analyze ACMT's and PCOF's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's Share Class performance on a calendar year-to-year basis. The average annual total return tables show returns averaged over the stated periods for the calendar period ended December 31, 2014.
Federated Automated Cash Management Trust–Class R Shares
Risk/Return Bar Chart
The Fund's R class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's R class highest quarterly return was 1.09% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents ACMT's R class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	0.92%
The Fund's 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund–Class R Shares
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by PCOF. The total returns for the SS class are disclosed below because the Class R Shares did not commence operations until June 2, 2015. These total returns would be substantially similar to the annual returns for the Class R Shares over the same period because the shares are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the R shares will be higher than those of the SS class, accordingly, the performance of the R shares is anticipated to be lower than the performance of the SS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The PCOF Class R Shares commenced operations on June 2, 2015. The following table represents PCOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.56%
The Fund's SS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Automated Cash Management Trust–Service Shares
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.22% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents ACMT'S SS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.49%
The Fund's SS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund–Automated Shares
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by PCOF. The total returns for the SS class are disclosed below because the Automated Shares did not commence operations until June 2, 2015. These total returns would be substantially similar to the annual returns for the Automated Shares over the same period because the shares are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the AS shares will be higher than those of the SS class, accordingly, the performance of the AS shares is anticipated to be lower than the performance of the SS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The PCOF Automated Shares commenced operations on June 2, 2015. The following table represents PCOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.56%
The Fund's SS class 7-Day Net Yield as of December 31, 2014 was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Automated Cash Management Trust–Cash II Shares
Risk/Return Bar Chart
The Fund's CII class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's CII class highest quarterly return was 1.18% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents ACMT's CII class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.41%
The Fund's CII class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund–Trust Shares
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by PCOF. The total returns for the SS class are disclosed below because the Trust Shares did not commence operations until June 2, 2015. These total returns would be substantially similar to the annual returns for the Trust Shares over the same period because the shares are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the TR shares will be higher than those of the SS class, accordingly, the performance of the TR shares is anticipated to be lower than the performance of the SS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The PCOF Trust Shares commenced operations on June 2, 2015. The following table represents PCOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.56%
The Fund's SS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

FEDERATED PRIME CASH SERIES–FEDERATED PRIME CASH OBLIGATIONS FUND–CASH II SHARES
The performance information shown below will help you analyze PCS's and PCOF's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's Share Class performance on a calendar year-to-year basis. The average annual total return tables show returns averaged over the stated periods for the calendar period ended December 31, 2014.
Federated Prime Cash Series
Risk/Return Bar Chart
The Fund's total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.01%.
Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.11% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents PCS's Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.33%
The Fund's 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Prime Cash Obligations Fund–Cash II Shares
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by PCOF. The total returns for the SS class are disclosed below because the Cash II Shares did not commence operations until June 2, 2015. These total returns would be substantially similar to the annual returns for the Cash II Shares over the same period because the shares are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the CII shares will be higher than those of the SS class, accordingly, the performance of the CII shares is anticipated to be lower than the performance of the SS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.27% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The PCOF Cash II Shares commenced operations on June 2, 2015. The following table represents PCOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.56%
The Fund's SS class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Financial Highlights (See Annex B of this Prospectus/Information Statement)
The Financial Highlights for ACMT, PCS and PCOF are included as Annex B to this Prospectus/Information Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
For ACMT and PCS, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For PCOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

INVESTMENT ADVISER
The Board of the Trust governs PCS and the Board of MMOT governs ACMT and PCOF. The Boards select and oversee the Adviser, which serves as the investment adviser to each of ACMT, PCS and PCOF. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by ACMT, PCS and PCOF. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $362.9 billion in assets under management as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions.
The Adviser advises approximately 98 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES
ACMT, PCS and PCOF pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary–Comparative Fee Tables” in this Prospectus/Information Statement.
Investment Advisory Fees
PCOF's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of PCOF's average daily net assets. Each of ACMT's and PCS's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50% of ACMT's and PCS's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse ACMT, PCS and PCOF for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Information Statement. A discussion of the Boards' review of each Fund's investment advisory contract is available in PCS' annual and semi-annual shareholder reports for the periods ended May 31 and November 30, respectively, in ACMT's annual and semi-annual shareholder reports for the periods ended July 31 and January 31, respectively, and in PCOF's annual and semi-annual shareholder reports for the periods ended July 31 and January 31, respectively.
Administrative Fees
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Funds. FAS provides Administrative Services for a fee based on the average aggregate daily net assets of the Funds and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Funds.
Rule 12b-1 Fees
The Boards have adopted a Rule 12b-1 Plan, which allows payment of marketing fees based on average net assets to Federated Securities Corp. (the “Distributor”) for the sale, distribution, administration and customer servicing of each class of each Fund involved in the Reorganizations, with the exception of and ACMT's Service Shares and PCOF's Automated Shares. For ACMT's Cash II Shares and Retirement Shares, the Rule 12b-1 Plan allows for the payment of marketing fees of up to 0.25% and 0.50%, respectively, of average net assets. For PCS's undesignated class of shares, the Rule 12b-1 Plan allows for the payment of marketing fees of up to 0.35% of average net assets. For PCOF's Class R Shares, Trust Shares and Cash II Shares, the Rule 12b-1 Plan allows for the payment of marketing fees of up to 0.50%, 0.25% and 0.35%, respectively, of average net assets. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Service Fees
The Funds may pay Service Fees of up to 0.25% of their respective average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
Account Administration Fees
The Funds may pay Account Administration Fees of up to 0.25% of their respective average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and their shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to each Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to each Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments to Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to the Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the relevant Fund's prospectus and described above because they are not paid by ACMT, PCS and PCOF.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Funds' and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Funds to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided, as well as about fees and/or commissions it charges.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for ACMT, PCS and PCOF is State Street Bank and Trust Company. Procedures for the purchase, redemption and exchange of ACMT's and PCS's shares are the same as those applicable to the purchase, redemption and exchange of PCOF's shares. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds' shares.

CALCULATION OF NET ASSET VALUE
Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, each Fund calculates a market-based NAV per Share on a periodic basis. Neither Fund can guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.
You can purchase, redeem or exchange the Funds' Shares any day the New York Stock Exchange (NYSE) is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Funds' Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Funds' respective Boards determine to allow Funds' Share transactions on such days (a “Special Trading Day”). If a Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading, such as when NAV, and entitlement to that day's dividend, will be determined) will be available by the calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus/Information Statement regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus/Information Statement with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When a Fund receives your transaction request in proper form (as described in each Fund's Prospectuses), it is processed at the next determined NAV. For each of PCS and PCOF, NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. For ACMT, NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined for both Funds, and when orders must be placed, may be changed as permitted by the SEC.
PURCHASES
Purchases of the Funds' shares may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated fund that does not have a stated sales charge or contingent deferred shares charge, except Federated Liberty U.S. Government Money Market Trust and Class R Shares. For exchanges, you must meet the minimum initial investment requirements for purchasing shares (if applicable) and both accounts must have identical registrations. Each Fund reserves the right to reject any request to purchase or exchange Shares.
For PCS, the minimum initial investment for its undesignated class of shares is generally $10,000. The minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for Individual Retirement Accounts for PCS are generally $250 and $100, respectively. The minimum initial and subsequent investment amounts for ACMT and PCOF are summarized in the tables below. Once you have opened your account, purchases may also be made by Automated Clearing House (ACH), whereby additional shares are purchased through a depository institution that is an ACH member.
Federated Automated Cash Management Trust	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Initial Investment Minimum
Service Shares	$25,000	—	—	—	$50
Cash II Shares	$25,000	—	$250	$100	$50
Retirement Shares	—	—	$250	$100	$50

Federated Prime Cash Obligations Fund	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Initial Investment Minimum
Class R Shares	—	—	$250	$100	$50
Automated Shares	$25,000	—	$250	$100	$50
Trust Shares	$500,000	—	—	—	$50
Cash II Shares	$25,000	—	$250	$100	$50

You may purchase Shares through a Systematic Investment Program (SIP). Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the applicable Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
You may establish Payroll Deduction/Direct Deposit arrangements for investments into ACMT, PCS and PCOF by either calling a Client Service Representative at 1-800-341-7400 or by completing the appropriate form, which is available on FederatedInvestors.com under Customer Service/Account Management Help/Change Account Information. You will receive a confirmation when this service is available.
Shareholders of ACMT and PCS as of the Closing Date will not be subject to a minimum initial investment amount with respect to the Shares of PCOF issued as of the Closing Date as part of the Reorganization only. Such shareholders will be subject to any applicable subsequent investment minimum amounts, as well as to PCOF's “Accounts with Low Balances” policy.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $25,000, or in the case of IRAs $250, for ACMT and for Automated Shares, Cash II Shares and Class R Shares of PCOF. The threshold for PCOF Trust Shares is $500,000. For PCS, the thresholds are $10,000, or in the case of IRAs $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.
Redemptions and Exchanges
PCOF, ACMT and PCS
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from ACMT, PCS and PCOF by telephone or by mailing a written request.
The following describes limitations on redemption proceeds which are applicable to each of PCOF, ACMT and PCS.
Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form. A Fund may delay the payment of redemption proceeds in the following circumstances:
•	to allow your purchase to clear (as discussed below); or
•	during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks).
In addition, ACMT, PCS and PCOF may suspend redemptions, or delay the payment of redemption proceeds, in the following circumstances:
•	during any period when the NYSE is closed or restricted (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE);
•	during any period in which there are emergency conditions, including, for example: (1) when disposal of the securities owned by each Fund is not reasonably practicable; (2) it is not reasonably practicable for each Fund to fairly determine the net asset value of its shares; or (3) liquidation of each Fund, as provided in Section 22(e), and the rules thereunder, of the Investment Company Act of 1940; or
•	during any period that the SEC may by order permit for your protection.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow each Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by each Fund as a result of your canceled order.
You will not accrue interest or dividends on uncashed redemption checks from ACMT, PCS and PCOF if those checks are undeliverable and returned to ACMT, PCS and PCOF.

Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the appropriate Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Dividends and Capital Gains
ACMT, PCS and PCOF each declare any dividends daily and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for each Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com.
From time to time, the Funds may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
Important information regarding the Funds' distributions, including the percentage of each Fund's distributions that are attributable to capital gains during the calendar year (if any), is available via the link to the applicable Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares of the applicable Fund. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Tax Information
ACMT, PCS and PCOF send an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the applicable Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your shares of the applicable fund.
ACMT, PCS and PCOF fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
Frequent Trading Policies
Given the short-term nature of each Fund's investments and the use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds' Boards have not adopted policies or procedures to monitor or discourage frequent or short-term trading of each Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds' portfolios and their performance.

Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
Portfolio Holdings Information
The Statements of Additional Information (SAIs) of ACMT, PCS and PCOF each contain a description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.
INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND THE PLAN OF REORGANIZATION
The Plans provide for the Reorganizations to occur on the Closing Date, which is expected to be on or about December 11, 2015. On the Closing Date, all, or substantially all, of the assets (except for deferred or prepaid expenses, and amounts reserved for payment of ACMT's liabilities and any additional cash received by ACMT after the Closing Date in excess of ACMT's liabilities recorded on ACMT's books on or before the Closing Date that is retained by the Adviser) of ACMT will be transferred to PCOF. In exchange for the transfer of these assets, PCOF will simultaneously issue to ACMT a number of full and fractional Shares of PCOF equal in value to the aggregate NAV of the Class R Shares, Service Shares and Cash II Shares of ACMT, calculated as of 5:00 p.m. on the Closing Date.
The value of ACMT's assets to be acquired by PCOF shall be the value of such assets at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) (i.e., amortized cost) and in accordance with the valuation procedures established under such rule by PCOF's Board. ACMT and PCOF utilize the same pricing services for securities valuation and the valuation procedures of the ACMT and PCOF are identical. Consequently, it currently is not anticipated that, under normal circumstances, the use of PCOF's valuation procedures will result in any material revaluation of ACMT's assets at the time of the Reorganization.
PCOF will be the accounting survivor to the Reorganization with ACMT. ACMT will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Class R Shares, Automated Shares and Trust Shares of PCOF, ACMT will distribute Class R Shares, Automated Shares and Trust Shares of PCOF pro rata to ACMT shareholders of record of its Class R Shares, Service Shares and Cash II Shares, respectively, in complete liquidation of ACMT. Shareholders of ACMT owning shares on the Closing Date of the Reorganization will receive that number of Shares of PCOF having the same aggregate value as the shareholder had in ACMT immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of ACMT's shareholders on the share records of PCOF's transfer agent. PCOF does not issue share certificates to shareholders. Following the consummation of the Reorganization, ACMT will then take steps to wind up its affairs and to dissolve.
On the Closing Date, all, or substantially all, of the assets (except for deferred or prepaid expenses, and amounts reserved for payment of PCS's liabilities and any additional cash received by PCS after the Closing Date in excess of PCS's liabilities recorded on PCS's books on or before the Closing Date that is retained by the Adviser) of PCS will be transferred to PCOF. In exchange for the transfer of these assets, PCOF will simultaneously issue to PCS a number of full and fractional Shares of PCOF equal in value to the aggregate NAV of the undesignated Shares of PCS, calculated as of 4:00 p.m. on the Closing Date.
The value of PCS's assets to be acquired by PCOF shall be the value of such assets at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) (i.e., amortized cost) and in accordance with the valuation procedures established under such rule by PCOF's Board. PCS and PCOF utilize the same pricing services for securities valuation and the valuation procedures of the PCS and PCOF are identical. Consequently, it currently is not anticipated that, under normal circumstances, the use of PCOF's valuation procedures will result in any material revaluation of PCS's assets at the time of the Reorganization.

PCOF will be the accounting survivor to the Reorganization with PCS. PCS will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Cash II Shares of PCOF, PCS will distribute Cash II Shares of PCOF pro rata to PCS shareholders of record of its undesignated shares in complete liquidation of PCS. Shareholders of PCS owning shares on the Closing Date of the Reorganization will receive that number of Shares of PCOF having the same aggregate value as the shareholder had in PCS immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of PCS's shareholders on the share records of PCOF's transfer agent. PCOF does not issue share certificates to shareholders. Following the consummation of the Reorganization, PCS will then take steps to wind up its affairs and to dissolve.
The transfer of shareholder accounts from ACMT to PCOF and PCS to PCOF will occur automatically. It is not necessary for ACMT or PCS shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.
The Plans contain customary representations, warranties and conditions. The Plans provide that the consummation of the applicable Reorganization is conditioned upon, among other things, the receipt by each of ACMT, PCS and PCOF of an opinion to the effect that the Reorganizations will be tax-free to ACMT, PCS, their respective shareholders and PCOF. The Plans may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Boards determines that the Reorganizations are not in the best interests of the shareholders of ACMT, PCS or PCOF, respectively.
Background and Board Considerations Relating to the Reorganization
The Board considered the potential benefits and costs of the Reorganization to PCOF, ACMT and PCS and their respective shareholders. In this regard, the Board reviewed detailed information comparing each Fund, as described herein, and as required by Rule 17a-8 under the 1940 Act. In determining to recommend that participation in the Reorganization is in the best interests of ACMT and PCS and their shareholders, and in approving the Plans, the Board considered a number of factors, including the following:
•	The equal or lower net expenses of PCOF compared to the expenses of PCS and the corresponding classes of ACMT, respectively.
•	The Adviser believes PCOF's performance is generally competitive with that of ACMT and PCS, and there is no anticipated decline in services to ACMT and PCS shareholders as a result of the Reorganization. The range and quality of the services that ACMT and PCS shareholders will receive as shareholders of PCOF will be comparable to the range and quality of services that they currently receive–the Funds are managed by the Adviser.
•	The Funds will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees but excluding brokerage fees), except that ACMT and PCS are being asked to pay the direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs and expenses) associated with the Reorganization estimated at approximately $138,439 and $600,340, respectively; provided that PCOF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
•	Given the waiver positions of ACMT, PCS and PCOF and the fact that ACMT, PCS and PCOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that ACMT, PCS and PCOF are being asked to pay.
•	That there will be no dilution to shareholders in the transaction, because each ACMT and PCS shareholder will become the owner of shares of PCOF having a total net asset value equal to the total net asset value of his or her holdings in ACMT and PCS on the date of the Reorganizations.
In sum, ACMT and PCS shareholders will be receiving shares in a larger, more viable fund with share class net expense ratios equal to or below ACMT's and PCS's respective share class net expense ratios. Further, shareholders of ACMT and PCS will be receiving shares of a fund which its adviser believes would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of rule 2a-7 under the 1940 Act, which governs money market funds. ACMT and PCS shareholders also will be receiving shares of PCOF in Reorganization transactions that are intended to be tax-free and therefore will experience a preferable tax result as compared to a liquidation of either ACMT or PCS. ACMT and PCS shareholders will benefit from the increase in its assets (and thus greater purchasing power in the marketplace) resulting from the Reorganization and the pro forma total expenses of ACMT and PCS are expected to decrease slightly after the Reorganization.

The Adviser and its affiliates will benefit from the Reorganization as a result of the termination of ACMT and PCS (which would eliminate the need to continue to “subsidize” ACMT and PCS, as well as certain expenses the Adviser incurs in managing two portfolios) and, following the proposed reorganization, the Adviser will retain the assets of ACMT and PCS under its management. Except for this benefit, the Adviser and its affiliates would not receive a monetary benefit from the Reorganization. In considering this benefit to the Adviser, the Adviser believes consideration should be given to the fact that, instead of reorganizing ACMT and PCS in the Reorganization, which the Adviser believes will be beneficial to ACMT and PCS shareholders, the Adviser and its affiliates could either (A) reduce their voluntary waivers on ACMT's share classes and PCS or (B) propose to liquidate ACMT and PCS.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor ACMT and PCS and their respective shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or ACMT or PCS bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates).
Cost of the Reorganization
ACMT and PCS will pay for the direct proxy expenses of the applicable Reorganization, which are estimated to be approximately $138,439 and $600,340, respectively; provided, however, that PCOF will pay registration fees, with respect to securities issued pursuant to each Reorganization, on an as incurred basis. Given the large waiver positions of ACMT, PCS and PCOF, and the fact that ACMT, PCS and PCOF are being operated at their applicable voluntary expense caps, it is anticipated that the Adviser or its affiliates will indirectly pay some or all of the expenses that ACMT, PCS and PCOF are being asked to bear.
The foregoing brief summary of the Plans is qualified in its entirety by the terms and provisions of the Plans, copies of which are attached hereto as Annex A and incorporated herein by reference.
DESCRIPTION OF PCOF'S SHARE CLASSES AND CAPITALIZATION
The Class R Shares, Automated Shares, Trust Shares and Cash II Shares of PCOF (as applicable) to be issued to the shareholders of ACMT and PCS under the Plans will be fully paid and non-assessable (except as described in PCOF's registration statement) when issued, transferable without restriction and will have no preemptive or conversion rights. Please see the Prospectuses of PCOF for additional information about Class R Shares, Automated Shares, Trust Shares and Cash II Shares of PCOF.
The following table sets forth the unaudited capitalization of ACMT's Class R Shares, Service Shares and Cash II Shares and PCOF's Class R Shares, Automated Shares and Trust Shares as of July 31, 2015, and on a pro forma combined basis after giving effect to the Reorganization as of that date:
Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Federated Automated Cash Management Trust–Class R Shares	$212,710,207	212,709,632	$1.00
Share Adjustment	—	—
Federated Prime Cash Obligations Fund–Class R Shares	$100	100	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined – Class R Shares	$212,710,307	212,709,732	$1.00

Federated Automated Cash Management Trust–Service Shares	$927,030,713	927,010,954	$1.00
Share Adjustment	—	—
Federated Prime Cash Obligations Fund–Automated Shares	$121,723,317	121,722,401	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined – Automated Shares	$1,048,754,030	1,048,733,355	$1.00

Federated Automated Cash Management Trust–Cash II Shares	$168,319,480	168,317,450	$1.00
Share Adjustment	—	—
Federated Prime Cash Obligations Fund–Trust Shares	$1,249,035	1,249,021	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined – Trust Shares	$169,568,515	169,566,471	$1.00

The following table sets forth the unaudited capitalization of PCS's undesignated shares and PCOF's Cash II Shares as of July 31, 2015 and on a pro forma combined basis after giving effect to the Reorganization as of that date.
Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Federated Prime Cash Series	$2,961,378,850	2,961,374,570	$1.00
Share Adjustment	—	—
Federated Prime Cash Obligations Fund – Cash II Shares	$211,294,065	211,292,480	$1.00
Federated Prime Cash Obligations Fund, Pro Forma Combined – Cash II Shares	$3,172,672,915	3,172,667,050	$1.00
1	Does not reflect additional $14,671,270,043 in net assets of Federated Prime Cash Obligations Fund represented by other share classes.
FEDERAL INCOME TAX CONSEQUENCES
As a condition to the Reorganizations, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•	each Reorganization as set forth in the applicable Plan will constitute a tax-free reorganization under section 368(a) of the Code, and ACMT, PCS and PCOF each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by PCOF upon its receipt of ACMT's assets and PCS's assets, respectively, in exchange for Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) of PCOF;
•	no gain or loss will be recognized by ACMT or PCS upon transfer of its respective assets to PCOF solely in exchange for the Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) of PCOF or upon the distribution of PCOF Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) to ACMT's and PCS's shareholders in exchange for their ACMT and PCS shares;
•	no gain or loss will be recognized by shareholders of ACMT or PCS upon exchange of their respective shares for PCOF Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable);
•	the tax basis of the assets of ACMT and PCS in the hands of PCOF will be the same as the tax basis of such assets to ACMT and PCS immediately prior to each Reorganization;
•	the tax basis of PCOF Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) received by each shareholder of ACMT or PCS pursuant to the applicable Reorganization will be the same as the tax basis of the shares of ACMT or PCS held by such shareholder immediately prior to the applicable Reorganization;
•	the holding period of PCOF's Class R Shares, Automated Shares, Trust Shares and Cash II Shares (as applicable) received by each shareholder of ACMT or PCS will include the period during which ACMT's or PCS's shares exchanged therefore were held by such shareholder, provided the shares of ACMT or PCS were held as capital assets on the date of the applicable Reorganization; and
•	the holding period of the assets of ACMT and PCS in the hands of PCOF will include the period during which those assets were held by ACMT or PCS, respectively.
The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request, and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of each Reorganization on ACMT, PCS, PCOF or any shareholder of ACMT or PCS with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with each Reorganization cannot be waived by any Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of ACMT or PCS (as applicable) would recognize a taxable gain or loss to the extent that there is a difference between his or her tax basis in his or her ACMT or PCS shares and the fair market value of PCOF shares received in exchange therefore.
ACMT and PCS may dispose of portfolio securities in the ordinary course of business prior to each Reorganization (which may result in the realization of capital gains). Before each Reorganization, ACMT and PCS will distribute any undistributed income and net realized capital gains to shareholders. Any such distributions will be taxable to shareholders.

See the discussion entitled “Summary—Tax Consequences” in this Prospectus/Information Statement for further information regarding the tax consequences of the Reorganizations. Shareholders of ACMT and PCS should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations..
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
ACMT, PCS and PCOF are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. ACMT and PCOF were established under the laws of the Commonwealth of Massachusetts and PCS was established under the laws of the State of Maryland. ACMT and PCOF are governed by a Declaration of Trust and PCS is governed by Articles of Incorporation. Each Fund is governed by its Bylaws and their respective Boards, in addition to applicable state and federal law. The rights of shareholders of PCOF, ACMT and PCS are set forth in the Declaration of Trust, Articles of Incorporation and Bylaws, as applicable. Set forth below is a brief summary of the significant rights of shareholders of PCOF and ACMT and shareholders of PCS. Each Fund may be referred to as a “Trust” or “Corporation” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS - PCOF and ACMT	SHAREHOLDER RIGHTS - PCS
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the prospectuses of PCOF, ACMT and PCS)	None	Same
Same
Annual Meeting	Not required	Same
Right to Call Shareholder Meetings	Shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of all series or classes entitled to vote.	Same
Notice of Meeting	Shareholders shall be entitled to at least 15 days' notice of any meeting	Not less than ten nor more than ninety days before the date of every Annual or Special Meeting of Shareholders the Secretary or an Assistant Secretary shall give to each Shareholder of record of the Corporation or of the relevant Series or Class written notice of such meeting.
Record Date for Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.	Such date shall in any case not be more than 90 days and in case of a Meeting of Shareholders not less than l0 days prior to the date on which the particular action requiring such determination of Shareholders is to be taken.
Quorum for Meetings	Except when otherwise required by law, the presence in person or by proxy of the holders of 25% percent of the shares entitled to vote constitutes a quorum at any meeting of shareholders.	The presence in person or by proxy of the holders of one-third of the shares of stock of the Corporation entitled to vote without regard to series or class shall constitute a quorum at any meeting of the shareholders, except with respect to any matter which by law requires the approval of one or more series or classes of stock, in which case the presence in person or by proxy of the holders of one-third of the shares of stock of each series or class entitled to vote on the matter shall constitute a quorum.
Vote Required for Election of Trustees	A plurality of votes cast shall elect a Trustee.	Same

CATEGORY	SHAREHOLDER RIGHTS - PCOF and ACMT	SHAREHOLDER RIGHTS - PCS
Adjournment of Meetings	If a quorum shall not be present, the shareholders present in person or by proxy holding a majority of the shares present may by vote adjourn the meeting until a quorum shall be present.	In the absence of a quorum at any meeting, a majority of those Shareholders present in person or by proxy may adjourn the meeting from time to time to a date not later than 120 days after the original record date without further notice than by announcement to be given at the meeting until a quorum, as above defined, shall be present.
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	Any Director may by the vote of a majority of all of the Shares entitled to vote be removed from office.
Personal Liability of Officers and Trustees	Provided they have acted under the belief that their actions are in the best interests of the Trust, the Trustee and officers shall not be responsible for or liable in any event for neglect or wrong doing by them or any officer, agent, employee, investment adviser or principal underwriter of the Trust or of any entity providing administrative services for the Trust, but nothing herein contained shall protect any Trustee or office against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Personal Liability of Shareholders	Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect (or indemnify) or reimburse the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.	None
Right of Inspection	The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted by stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.	No shareholder shall have any right to inspect any account, book or document of the Corporation except as conferred by statute or as authorized by the Board of Directors of the Corporation.
Number of Authorized Shares; Par Value	Unlimited; No Par Value	The Corporation is authorized to issue 50,000,000,000 shares of common stock, par value $0.001 per share.
INFORMATION ABOUT ACMT, PCS AND PCOF
WHERE TO FIND ADDITIONAL INFORMATION
Information about PCS is included in its Prospectus and SAI dated July 31, 2015, each of which is incorporated herein by reference. Information about ACMT is included in its Prospectus and SAI dated September 30, 2015. Copies of the Prospectuses and SAIs of PCOF, the Prospectuses and SAI of ACMT, the Prospectuses and SAI of PCS and the SAI dated October 28, 2015, relating to this Prospectus/Information Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of ACMT, PCS and PCOF are also available electronically at Federated's website at www.FederatedInvestors.com.

ACMT, PCS and PCOF are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website http://www.sec.gov.
ABOUT THE INFORMATION STATEMENT
This Prospectus/Information Statement is expected to be mailed on or about November 9, 2015, to shareholders of record at the close of business on October 26, 2015 (the “Record Date”).
PCS's Annual Report, which includes audited financial statements for the fiscal year ended May 31, 2015, was previously mailed to shareholders of PCS. ACMT's and PCOF's Annual Reports, which include audited financial statements for the fiscal year ended July 31, 2015, were previously mailed to shareholders of ACMT and PCOF, respectively. ACMT, PCS and PCOF will promptly provide, without charge and upon request, to each person to whom this Prospectus/Information Statement is delivered, a copy of their Annual Report, which may be requested by writing to the Funds' principal executive officers or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for both Funds is www.FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400.
SHARE OWNERSHIP OF THE FUNDS
As of October 26, 2015, ACMT had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Automated Cash Management Trust	Class R Shares	221,335,318
Federated Automated Cash Management Trust	Service Shares	856,088,022
Federated Automated Cash Management Trust	Cash II Shares	156,846,908
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of ACMT management, as of October 26, 2015, the following entities held beneficially or of record more than 5% of ACMT's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Automated Cash Management Trust–Class R Shares	Fifth Third Bank, Cincinnati, OH	84,777,018	38.30%
Federated Automated Cash Management Trust–Service Shares	Cetera Investment Services LLC, St. Cloud, MN	54,542,767	6.37%
Federated Automated Cash Management Trust–Cash II Shares	Red River Bank, Alexandria, LA	13,756,345	8.77%
	Fifth Third Bank, Cincinnati, OH	25,487,496	16.25%
	Pershing LLC, Jersey City, NJ	87,382,378	55.71%
Officers and Trustees of ACMT own less than 1% of each class of ACMT's outstanding shares.
As of October 26, 2015, PCS had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Prime Cash Series	N/A	2,451,009,304
Each share is entitled to one vote and fractional shares have proportionate voting rights.

To the knowledge of PCS management, as of October 26, 2015, the following entities held beneficially or of record more than 5% of PCS's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Prime Cash Series	Pershing LLC, Jersey City, NJ	492,889,224	20.11%
	Davenport & Company LLC, Richmond, VA	583,045,756	23.79%
	Cetera Investment Services LLC, St. Cloud, MN	1,093,387,687	44.61%
Officers and Directors of PCS own less than 1% of PCS's outstanding shares.
As of October 26, 2015, PCOF had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Prime Cash Obligations Fund	Class R Shares	100
Federated Prime Cash Obligations Fund	Automated Shares	193,804,988
Federated Prime Cash Obligations Fund	Trust Shares	2,325,995
Federated Prime Cash Obligations Fund	Cash II Shares	228,742,468
To the knowledge of PCOF's management, as of October 26, 2015, the following entities held beneficially or of record more than 5% of PCOF's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Prime Cash Obligations Fund–Class R Shares	Federated Investment Management Company, Pittsburgh, PA	100	100%
Federated Prime Cash Obligations Fund–Automated Shares	Stephens Inc., Little Rock, AR	45,468,923	23.46%
	Pershing LLC, Jersey City, NJ	84,854,803	43.78%
Federated Prime Cash Obligations Fund–Trust Shares	Band & Co., Minneapolis, MN	2,315,225	99.54%
Federated Prime Cash Obligations Fund-Cash II Shares	Southwest Securities, Inc., Dallas, TX	48,370,893	21.15%
	First Southwest Company LLC, Dallas, TX	137,480,410	60.10%
	Pershing LLC, Jersey City, NJ	42,605,212	18.63%
Officers and Trustees own less than 1% of each class of PCOF's outstanding shares.
Shareholders owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.
Federated Investment Management Company is organized in the Commonwealth of Pennsylvania and is a subsidiary of Federated Investors, Inc., organized in the Commonwealth of Pennsylvania.
Cetera Investment Services LLC, is organized in the state of Delaware and is a subsidiary of RCS Capital Corp., organized in the state of Delaware.
Pershing LLC is organized in the state of Delaware and is a subsidiary of The Bank of New York Mellon which is organized in the state of New York.
The Fifth Third Bank is organized in Ohio. Their immediate parent is Fifth Third Financial Corporation, organized in Ohio, and their ultimate parent is Fifth Third Bancorp organized in Ohio.
First Southwest Company LLC is organized in the state of Texas and is a subsidiary of Plains Capital Corporation, organized in the state of Texas.
Band & Co is organized in the state of Minnesota.
INTERESTS OF CERTAIN PERSONS
The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.

OTHER MATTERS
Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting. All shareholder communication should be directed to the Corporation's Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561.
By Order of the Board of Directors,
John W. McGonigle
Secretary
October 28, 2015

ANNEX A AGREEMENT AND PLAN OF REORGANIZATION -
Federated Automated Cash Management Trust
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of_______, 2015, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquiring Fund Registrant”), on behalf of its series, Federated Prime Cash Obligations Fund (the “Acquiring Fund”), and Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquired Fund Registrant”), on behalf of Federated Automated Cash Management Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund (which offers Class R Shares, Service Shares and Cash II Shares) (the “Acquired Fund Shares”) in exchange solely for shares (Class R Shares, Automated Shares and Trust Shares, respectively), no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares (Service Shares, Trust Shares and Cash II Shares) to the holders of the outstanding shares of the Acquired Fund (Class R Shares, Service Shares and Cash II Shares, respectively); and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, the Acquiring Fund Registrant and Acquired Fund Registrant are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Funds are authorized to issue their shares of beneficial interests;
WHEREAS, the Trustees of the Acquiring Fund Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Acquired Fund Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional shares of each class of Acquiring Fund Shares determined by multiplying (a) the outstanding shares of each class of the Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive the corresponding class of Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is to occur on the Closing Date, which is expected to be on or after December 11, 2015. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) of the Acquiring Fund equal in value to the aggregate NAV of the Service Shares, Cash II Shares and Retirement Shares of the Acquired Fund, as applicable, calculated as of 5:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund will satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquired Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date are received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds in accordance with applicable procedures; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Trustees (“Board”) of the Acquiring Fund Registrant and Acquired Fund Registrant).
2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).
2.3 SHARES TO BE ISSUED. The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or about December 11, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund Registrant, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows:
a)	The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquired Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquired Fund Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Acquired Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
e)	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Acquired Fund as of July 31, 2015, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (h, a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
i)	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j)	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the

Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
k)	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l)	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
m)	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
n)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
o)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
p)	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
q)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquired Fund Registrant with respect to the Acquired Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r)	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a RIC), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, except, in each case, for: (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law; (ii) such other consents, approvals, authorizations and filings as have been made or received; and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date. No consent, authority or other approval of the shareholders of the Acquired Fund is required to be obtained in connection with the consummation of the transactions contemplated in this Agreement.

t)	The Acquired Fund, and the Acquired Fund Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Acquired Fund Registrant with respect to the Acquired Fund, that would question the right, power or capacity of: (a) the Acquired Fund to conduct its business as conducted now or at any time in the past; or (b) the Acquired Fund Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows:
a)	The Acquiring Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquiring Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquiring Fund Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Acquiring Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Acquiring Fund as of July 31, 2015 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
h)	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
k)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Acquiring Fund for use in no action letters, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquiring Fund Registrant with respect to the Acquiring Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for: (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law; (ii) such other consents, approvals, authorizations and filings as have been made or received: and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Fund Registrant's Treasurer.
5.6 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A INFORMATION STATEMENT. The Acquiring Fund Registrant will prepare and file with the Commission a registration statement on Form N 14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N 14 shall include an information statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N 14 (the “Registration Materials”), for inclusion therein.
5.7 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Acquiring Fund Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquiring Fund Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Registrant.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund's governing documents. No consent, authorization or approval of the Acquired Fund Shareholders of this Agreement or the transactions contemplated herein shall be required. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Registration Materials shall have been mailed to the Acquired Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:
a)	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay the following direct information statement expenses relating to its participation in the Reorganization: the cost of processing, printing and mailing the Registration Materials. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Funds will pay all remaining direct and indirect expenses associated with the Acquired Fund's and Acquiring Fund's participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Acquiring Fund Registrant or Acquired Fund Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund or the Acquired Fund Registrant, or their respective Trustees or officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders without a supplement to the Registration Materials being prepared and mailed to shareholders in accordance with applicable law.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, trust or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Acquiring Fund Registrant or Acquired Fund Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable, on behalf of the Funds and signed by authorized officers of the Acquiring Fund Registrant and Acquired Fund Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
Money Market Obligations Trust
on behalf of its portfolio,
Federated Prime Cash Obligations Fund
By:
Name: John W. McGonigle
Title: Secretary
Money Market Obligations Trust
on behalf of its portfolio,
Federated Automated Cash Management Trust
By:
Name: John W. McGonigle
Title: Secretary

ANNEX A AGREEMENT AND PLAN OF REORGANIZATION –
Federated Prime Cash Series
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____________, by and between Money Market Obligations Trust, a Massachusetts Business Trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquiring Fund Registrant”), on behalf of its series, Federated Prime Cash Obligations Fund (the “Acquiring Fund”), and Cash Trust Series, Inc., a Maryland corporation, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquired Fund Registrant”), on behalf of Federated Prime Cash Series (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund (which offers a single, undesignated class of shares) (the “Acquired Fund Shares”) in exchange solely for Cash II Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares to the holders of the outstanding shares of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, the Acquiring Fund Registrant and Acquired Fund Registrant are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Acquiring Fund and Acquired Fund are authorized to issue their shares of beneficial interests and stock, respectively;
WHEREAS, the Trustees of the Acquiring Fund Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Directors of the Acquired Fund Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by multiplying (a) the outstanding Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund Shares by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive the Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is to occur on the Closing Date, which is expected to be on or after December 11, 2015. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) of the Acquiring Fund equal in value to the aggregate NAV of the Acquired Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund will satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquired Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date are received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds in accordance with applicable proceedures; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Directors/Trustees (“Board”) of the Acquiring Fund Registrant and Acquired Fund Registrant).
2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share of Acquiring Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).
2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or about December 11, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund Registrant, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows:
a)	The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.
b)	The Acquired Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquired Fund Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Acquired Fund Registrant's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
e)	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Acquired Fund as of May 31, 2015, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
i)	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j)	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the

Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
k)	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l)	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
m)	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
n)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
o)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.
p)	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
q)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquired Fund Registrant with respect to the Acquired Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r)	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a RIC), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, except, in each case, for: (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law; (ii) such other consents, approvals, authorizations and filings as have been made or received; and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date. No consent, authority or other approval of the shareholders of the Acquired Fund is required to be obtained in connection with the consummation of the transactions contemplated in this Agreement.

t)	The Acquired Fund, and the Acquired Fund Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Acquired Fund Registrant with respect to the Acquired Fund, that would question the right, power or capacity of: (a) the Acquired Fund to conduct its business as conducted now or at any time in the past; or (b) the Acquired Fund Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows:
a)	The Acquiring Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquiring Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquiring Fund Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Acquiring Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Acquiring Fund as of July 31, 2015 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
h)	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
k)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Acquiring Fund for use in no action letters, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquiring Fund Registrant with respect to the Acquiring Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for: (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law; (ii) such other consents, approvals, authorizations and filings as have been made or received; and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Fund Registrant's Treasurer.
5.6 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A INFORMATION STATEMENT. The Acquiring Fund Registrant will prepare and file with the Commission a registration statement on Form N 14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N 14 shall include an information statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N 14 (the “Registration Materials”), for inclusion therein.
5.7 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Acquiring Fund Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquiring Fund Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Registrant.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund's governing documents. No consent, authorization or approval of the Acquired Fund Shareholders of this Agreement or the transactions contemplated herein shall be required. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Registration Materials shall have been mailed to the Acquired Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:
a)	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay the following direct information statement expenses relating to its participation in the Reorganization: the cost of processing, printing and mailing the Registration Materials. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Funds will pay all remaining direct and indirect expenses associated with the Acquired Fund's and Acquiring Fund's participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Acquiring Fund Registrant or Acquired Fund Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund or the Acquired Fund Registrant, or their respective Directors/Trustees or officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders without a supplement to the Registration Materials being prepared and mailed to shareholders in accordance with applicable law.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees/Directors, shareholders, nominees, officers, agents or employees of the Acquiring Fund Registrant or Acquired Fund Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust/Articles of Incorporation of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees/Directors of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable, on behalf of the Funds and signed by authorized officers of the Acquiring Fund Registrant and Acquired Fund Registrant, acting as such. Neither the authorization by such Trustees/Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust/Articles of Incorporation of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
Money Market Obligations Trust
on behalf of its portfolio,
Federated Prime Cash Obligations Fund
By:
Name: John W. McGonigle
Title: Secretary
Cash Trust Series, Inc.
on behalf of its portfolio,
Federated Prime Cash Series
By:
Name: John W. McGonigle
Title: Secretary

ANNEX B FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the fiscal years ended July 31 or May 31, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements.
For PCOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For ACMT and PCS, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
Financial Highlights–ACMT–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.20%	1.14%	1.07%	1.02%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,710	$201,585	$204,139	$154,982	$125,013
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–ACMT–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.79%	0.77%	0.67%	0.59%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,031	$1,927,646	$2,178,445	$2,114,096	$2,203,392
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–ACMT–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%	0.23%	0.31%	0.39%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	1.07%	1.01%	0.92%	0.84%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,319	$206,928	$246,018	$255,293	$291,993
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–PCS
(For a Share Outstanding Throughout Each Period)
Year Ended May 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.27%	0.27%	0.35%	0.38%	0.43%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.80%	0.82%	0.73%	0.70%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,860,851	$2,926,756	$2,955,903	$2,966,768	$4,559,876
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–PCOF–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.31%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.

Financial Highlights–PCOF–Automated Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–PCOF–Trust Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized loss on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–PCOF–Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.30%[5]
Net investment income	0.02%[5]
Expense waiver/reimbursement[6]	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–PCOF–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.24%	0.22%	0.30%	0.37%	0.37%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.30%	0.31%	0.24%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959,603	$1,032,001	$1,058,246	$949,905	$969,180
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
CUSIP 147551105
Q452745 (10/15)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
STATEMENT OF ADDITIONAL INFORMATION
October 28, 2015
ACQUISITION OF THE ASSETS OF
FEDERATED AUTOMATED CASH MANAGEMENT TRUST
A Portfolio of Money Market Obligations Trust
And
FEDERATED PRIME CASH SERIES
A Portfolio of Cash Trust Series, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR CLASS R SHARES, AUTOMATED SHARES, TRUST SHARES AND CASH II SHARES OF
FEDERATED PRIME CASH OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated October 28, 2015, is not a Prospectus. A Prospectus/Information Statement dated October 28, 2015, related to the above-referenced matter may be obtained from Federated Prime Cash Obligations Fund, Federated Automated Cash Management Trust and/or Federated Prime Cash Series, by writing or calling Federated Prime Cash Obligations Fund, Federated Automated Cash Management Trust and/or Federated Prime Cash Series, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Information Statement.

1.	Prospectuses of Federated Prime Cash Obligations Fund Class R Shares, Automated Shares, Trust Shares and Cash II Shares, dated June 2, 2015
2.	Statement of Additional Information of Federated Prime Cash Series, dated July 31, 2015.
3.	Statement of Additional Information of Federated Automated Cash Management Trust Class R Shares, Service Shares and Cash II Shares, dated September 30, 2015.
4.	Statement of Additional Information of Federated Prime Cash Obligations Fund Class R Shares, Automated Shares Trust Shares and Cash II Shares, dated June 2, 2015.
5.	Audited Financial Statements of Federated Prime Cash Series, dated May 31, 2015.
6.	Audited Financial Statement of Federated Automated Cash Management Trust, dated July 31, 2015.
7.	Audited Financial Statements of Federated Prime Cash Obligations Fund, dated July 31, 2015.
1

INFORMATION INCORPORATED BY REFERENCE
The Prospectus of Federated Prime Cash Obligations Fund, Class R Shares, Automated Shares, Trust Shares and Cash II Shares dated June 2, 2015, is incorporated by reference to Federated Prime Cash Obligations Fund, Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the Securities and Exchange Commission (SEC) on June 2, 2015. A copy may be obtained from Federated Prime Cash Obligations Fund at 1-800-341-7400.
The Statement of Additional Information of Federated Prime Cash Series dated July 31, 2015, is incorporated by reference to Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (File Nos. 811-5843 and 33-29838), which was filed with the SEC on July 27, 2015. A copy may be obtained from the Federated Prime Cash Series at 1-800-341-7400.
The Statement of Additional Information of Federated Automated Cash Management Trust and dated September 30, 2015, is incorporated by reference to Federated Automated Cash Management Trust and Federated Prime Cash Obligations Fund, Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the SEC on September 28, 2015. A copy may be obtained from the Federated Automated Cash Management Trust or Federated Prime Cash Obligations Funds at 1-800-341-7400.
The Statement of Additional Information of Federated Prime Cash Obligations Fund, Class R Shares, Automated Shares, Trust Shares and Cash II Shares dated June 2, 2015, is incorporated by reference to Federated Prime Cash Obligations Fund, Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the SEC on June 2, 2015. A copy may be obtained from the Federated Prime Cash Obligations Fund at 1-800-341-7400.
The audited financial statements of Federated Prime Cash Series, dated May 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Prime Cash Series, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on July 24, 2015.
The audited financial statements of Federated Automated Cash Management Trust and Federated Prime Cash Obligations Fund, each dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Automated Cash Management Trust and Federated Prime Cash Obligations Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on September 28, 2015.
Pro Forma Financial Statements for the Period Ended July 31, 2015 (unaudited)
INTRODUCTION
The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Automated Cash Management Trust, Federated Prime Cash Series and Federated Prime Cash Obligations Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended July 31, 2015. Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”) will be reorganized into Federated Prime Cash Obligations Fund (the “Acquiring Fund”) as of the close of business on or about December 11, 2015. For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2014 to July 31, 2015. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2015.
The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class R Shares, Service Shares and Cash Il Shares of Federated Automated Cash Management Trust for Class R Shares, Automated Shares and Trust Shares, respectively of Federated Prime Cash Obligations Fund, and nets assets of Federated Prime Cash Series for Cash II Shares of Federated Prime Cash Obligations Fund. Under generally accepted accounting principles, Federated Prime Cash Obligations Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.
The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.
2

Federated Automated Cash Management Trust
Federated Prime Cash Series
Federated Prime Cash Obligations Fund
Pro Forma Combining Portfolios of Investments
July 31, 2015 (unaudited)
Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			ASSET-BACKED SECURITIES—0.7%
			Finance - Automotive—0.5%
2,636,423	0		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$2,636,423	$0	$
0	6,103,384	[1,2]	ARI Fleet Lease Trust 2015-A, Class A1, 0.400%, 4/15/2016	0	6,103,384
0	3,584,025	[1,2]	Drive Auto Receivables Trust 2015-B, Class A1, 0.460%, 6/15/2016	0	3,584,025
0	0		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	0	0
0	0		Santander Drive Auto Receivables Trust 2015-2, Class A1, 0.450%, 5/16/2016	0	0
0	2,391,152		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	0	2,391,152
6,316,288	0	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	6,316,288	0
0	5,948,096	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	0	5,948,096
4,262,009	5,966,813	[1,2,3]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.600%, 8/17/2015	4,262,009	5,966,813
			TOTAL	13,214,720	23,993,470
			Finance - Equipment—0.2%
0	9,045,851	[1,3]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.800%, 8/20/2015	0	9,045,851
0	0	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	0	0
0	0	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	0	0
0	3,710,348	[1]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	0	3,710,348
3,575,002	5,362,504	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	3,575,002	5,362,504
			TOTAL	3,575,002	18,118,703
			TOTAL ASSET-BACKED SECURITIES	16,789,722	42,112,173
			BANK NOTE—2.9%
			Finance – Banking—2.9%
0	25,000,000		Bank of America N.A., 0.260% - 0.340%, 8/13/2015 - 12/1/2015	0	25,000,000
			CERTIFICATES OF DEPOSIT—26.7%
			Finance - Banking—26.7%
10,000,000	40,000,000		ABN Amro Bank NV, 0.320%-0.340%, 9/15/2015-10/13/2015	9,993,112	39,984,012
0	25,000,000	[3]	BMO Harris Bank, N.A., 0.291%, 8/25/2015	0	25,000,000
25,000,000	0		BNP Paribas SA, 0.120%-0.250%, 8/5/2015-8/13/2015	25,000,000	0
0	25,000,000	[3]	Bank of Montreal, 0.297%, 8/11/2015	0	25,000,000
0	14,000,000	[3]	Bank of Montreal, 0.338%, 8/18/2015	0	14,000,000
0	10,000,000	[3]	Bank of Montreal, 0.345%, 8/24/2015	0	10,000,000
21,000,000	25,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	21,000,000	25,000,000
30,000,000	116,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.320%, 9/8/2015 - 11/16/2015	30,000,000	116,000,000
25,000,000	0		Credit Agricole Corporate and Investment Bank, 0.280% - 0.290%, 9/3/2015 - 10/2/2015	25,000,000	0
0	40,000,000		Credit Agricole Corporate and Investment Bank, 0.250% - 0.330%, 8/6/2015 - 11/3/2015	0	40,000,000
0	35,000,000		Credit Suisse, Zurich, 0.280%, 9/18/2015	0	35,000,000
45,000,000	125,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.300%, 8/4/2015 - 10/16/2015	45,000,000	125,000,000
0	24,000,000	[3]	HSBC Bank USA, N.A., 0.349%, 8/10/2015	0	24,000,000
3

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			CERTIFICATES OF DEPOSIT—continued
			Finance - Banking—continued
0	25,000,000	[3]	JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	$0	$25,000,000	$
25,000,000	0		Mizuho Bank Ltd., 0.260%, 8/5/2015	25,000,000	0
10,000,000	0		Mizuho Bank Ltd., 0.300%, 9/3/2015	9,997,252	0
0	45,000,000		Mizuho Bank Ltd., 0.300% - 0.360%, 9/8/2015 - 10/13/2015	0	44,975,438
0	0		Mizuho Bank Ltd., 0.260% - 0.300%, 8/5/2015 - 10/26/2015	0	0
0	0		Mizuho Bank Ltd., 0.290% - 0.300%, 8/14/2015 - 9/8/2015	0	0
0	39,100,000	[3]	Natixis, 0.309%, 8/10/2015	0	39,100,000
0	25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	0	25,000,000
0	25,000,000	[3]	Royal Bank of Canada, Montreal, 0.307%, 8/10/2015	0	25,000,000
0	30,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	0	30,000,000
0	20,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	0	20,000,000
0	0		Societe Generale, Paris, 0.280%, 9/1/2015	0	0
0	75,000,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/27/2015 - 12/4/2015	0	75,000,000
20,000,000	0		Standard Chartered Bank PLC, 0.320%, 11/12/2015	20,000,000	0
0	15,000,000	[3]	State Street Bank and Trust Co., 0.334%, 10/1/2015	0	15,000,000
40,000,000	0		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/2/2015	40,000,000	0
0	30,000,000	[3]	Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	0	30,000,000
0	105,000,000		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/13/2015	0	105,000,000
0	25,000,000	[3]	Toronto Dominion Bank, 0.278%, 8/4/2015	0	25,000,000
0	20,000,000	[3]	Toronto Dominion Bank, 0.319%, 10/15/2015	0	20,000,000
0	20,000,000	[3]	Toronto Dominion Bank, 0.337%, 8/10/2015	0	20,000,000
0	26,000,000	[3]	Toronto Dominion Bank, 0.338%, 8/6/2015	0	26,000,000
0	25,000,000	[3]	Toronto Dominion Bank, 0.339%, 8/24/2015	0	25,000,000
			TOTAL CERTIFICATES OF DEPOSIT	250,990,364	1,029,059,650
			COMMERCIAL PAPER—22.3%[3]
			Aerospace/Auto—1.4%
0	14,300,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.400%, 8/31/2015	0	14,295,233
0	3,100,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.420%, 8/28/2015	0	3,099,024
0	42,000,000	[3]	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	0	42,000,000
			TOTAL	0	59,394,257
			Chemicals—0.1%
0	12,700,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.350%, 9/2/2015	0	12,696,049
0	14,705,000		PPG Industries, Inc., 0.430% - 0.450%, 8/5/2015 - 8/20/2015	0	14,702,860
			TOTAL	0	27,398,909
			Consumer Products @0017 0.2%
0	28,500,000		Unilever N.V., 0.320%, 8/17/2015	0	28,495,953
			Container\Packaging @0017 0.2%
0	7,300,000	[1,2]	Bemis Co., Inc., 0.430% - 0.450%, 8/5/2015 - 8/21/2015	0	7,299,227
			Electrical Equipment - 0.5%
0	14,805,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.440% - 0.450%, 8/20/2015 - 8/27/2015	0	14,801,131
			Finance - Banking—13.6%
0	0	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.288%, 8/18/2015	0	0
20,000,000	0		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	19,997,900	0
4

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			COMMERCIAL PAPER—continued[3]
			Finance - Banking—continued
0	35,000,000	[1,2]	Barclays US Funding LLC, 0.150%, 8/3/2015	$0	$34,999,708	$
0	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351% - 0.421%, 8/20/2015 - 1/26/2016	0	0
0	0	[1,2]	Commonwealth Bank of Australia, 0.288%, 11/25/2015	0	0
10,000,000	25,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	9,985,600	24,964,000
65,000,000	0		ING (U.S.) Funding LLC, 0.260% - 0.280%, 8/4/2015 - 10/2/2015	64,996,112	0
51,000,000	51,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 9/29/2015 - 4/1/2016	0	50,881,289
20,000,000	0	[1,2]	J.P. Morgan Securities LLC, 0.401%, 10/9/2015	19,984,667	0
14,000,000	14,000,000	[3]	J.P. Morgan Securities LLC, 0.428%, 4/15/2016	0	14,000,000
20,000,000	20,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.449%, 4/25/2016	0	20,000,000
0	0		Lloyds Bank PLC, London, 0.120%, 8/6/2015	0	0
45,000,000	45,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.320%, 8/13/2015 - 10/8/2015	0	44,992,411
10,000,000	0	[1,2]	LMA-Americas LLC, 0.280%, 9/24/2015	9,995,800	0
45,000,000	45,000,000	[1,2]	Matchpoint Finance PLC, 0.280% - 0.300%, 9/16/2015 - 10/26/2015	0	44,980,311
25,000,000	25,000,000	[1,2,3]	National Australia Bank Ltd., Melbourne, 0.337%, 8/13/2015	0	25,000,000
0	0	[1,2]	Societe Generale, Paris, 0.280% - 0.290%, 9/1/2015 - 10/1/2015	0	0
25,000,000	0		Standard Chartered Bank PLC, 0.270%, 8/21/2015	24,996,250	0
0	0		Standard Chartered Bank PLC, 0.280% - 0.340%, 9/3/2015 - 11/23/2015	0	0
25,000,000	25,000,000		Standard Chartered Bank PLC, 0.300%, 10/9/2015	0	24,985,625
15,000,000	0		State Street Corp., 0.451%, 12/21/2015	14,973,375	0
			TOTAL	164,929,704	284,803,344
			Finance - Commercial—3.5%
25,000,000	25,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	24,983,687	24,983,687
35,000,000	80,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.290%, 8/5/2015 - 10/2/2015	34,998,481	79,983,631
0	20,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/13/2015	0	19,988,644
0	80,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.300%, 9/4/2015 - 11/2/2015	0	79,953,600
			TOTAL	59,982,168	204,909,562
			Finance - Retail—3.3%
0	60,000,000		American Express Credit Corp., 0.290% - 0.411%, 8/24/2015 - 10/19/2015	0	59,974,595
3,000,000	0	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	2,993,175	0
15,000,000	35,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.421%, 8/10/2015 - 2/16/2016	14,965,175	34,926,783
0	0	[1,2]	Jupiter Securitization Co. LLC, 0.401% - 0.421%, 1/25/2016 - 2/16/2016	0	0
0	144,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360% - 0.370%, 10/21/2015 - 11/20/2015	0	143,871,693
30,000,000	0	[1,2]	Starbird Funding Corp., 0.290%-0.300%, 10/1/2015-11/2/2015	29,985,259	0
			TOTAL	47,943,609	238,773,071
			Food & Beverage—0.0%
0	1,000,000	[1,2]	Agrium, Inc., 0.470%, 8/10/2015	0	999,882
			Oil & Oil Finance-0.1%
0	14,875,000		Motiva Enterprises LLC, 0.400%, 8/5/2015	0	14,874,339
			Telecommunications-0.0%
0	4,480,000	[1,2]	Bell Canada, 0.380%, 8/18/2015	0	4,479,196
0	3,000,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.430%, 8/12/2015	0	2,999,606
			TOTAL	0	7,478,802
			TOTAL COMMERCIAL PAPER	272,855,481	884,749,281
5

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			CORPORATE BONDS—1.2%
			Aerospace/Auto—0.1%
0	0	[1,2]	American Honda Finance Corp., (Honda Motor Co., Ltd. SA), 2.500%, 9/21/2015	$0	$0	$
			Finance - Banking—0.7%
0	0		Australia & New Zealand Banking Group, Melbourne, 0.900%, 2/12/2016	0	0
0	405,000		Bank of America Corp., 1.500%, 10/9/2015	0	405,556
0	6,600,000		Bank of America Corp., 4.750%, 8/1/2015	0	6,600,000
0	10,970,000		Citigroup, Inc., 2.250%, 8/7/2015	0	10,972,933
2,830,000	0		National Australia Bank Ltd., Melbourne, 1.600%, 8/7/2015	2,830,571	0
0	0		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	0	0
1,100,000	0		Westpac Banking Corp. Ltd., Sydney, 1.125%, 9/25/2015	1,101,258	0
			TOTAL	3,931,829	17,978,489
			Finance - Commercial—0.2%
25,000,000	1,875,000		General Electric Capital Corp., 2.250%, 11/9/2015	25,125,366	1,884,434
1,000,000	0		General Electric Capital Corp., 6.900%, 9/15/2015	1,007,844	0
0	300,000	[3]	General Electric Capital Corp., 0.474%, 10/6/2015	0	300,074
0	4,540,000		General Electric Capital Corp., 5.000%, 1/8/2016	0	4,628,919
0	0		General Electric Capital Corp., 1.000%, 1/8/2016	0	0
0	0		General Electric Capital Corp., 4.375%, 9/21/2015	0	0
			TOTAL	26,133,210	6,813,427
			Finance – Retail—0.1%
0	13,700,000		American Express Credit Corp., 2.750%, 9/15/2015	0	13,738,967
			Insurance—0.1%
1,000,000	0	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	1,003,264	0
0	0	[1,2]	Metropolitan Life Global Funding I, 0.411%, 9/23/2015	0	0
			TOTAL	1,003,264	0
			Oil & Oil Finance—0.0%
3,832,000	0		BP Capital Markets PLC, 3.125%, 10/1/2015	3,848,671	0
			Retail—0.0%
5,000,000	0		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	5,013,299	0
			TOTAL CORPORATE BONDS	39,930,273	38,530,883
			CORPORATE NOTES—0.3%
			Finance - Banking—0.0%
0	0		Bank of Montreal, 0.800%, 11/6/2015	0	0
0	0		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	0	0
			TOTAL	0	0
			Finance - Commercial—0.3%
350,000	0		General Electric Capital Corp., 0.516%, 1/14/2016	350,063	0
			Insurance—0.2%
1,300,000	0	[1,2]	Metropolitan Life Global Funding I, 0.819%, 7/15/2016	1,305,716	0
1,000,000	0	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	1,011,386	0
6,000,000	0	[1,2]	Metropolitan Life Global Funding I, 0.486%, 10/14/2015	6,007,240	0
			TOTAL	8,324,342	0
			TOTAL CORPORATE NOTES	8,674,405	0
6

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			LOAN PARTICIPATION—0.3%
			Chemicals—0.3%
0	50,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 8/31/2015	$0	$50,000,000	$
			NOTES - VARIABLE—22.9%[4]
			Aerospace/Auto—2.8%
10,000,000	15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	10,000,000	15,000,000
5,000,000	18,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	5,000,000	18,000,000
15,000,000	0		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	15,000,000	0
0	10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	0	10,000,000
0	0		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	0	0
			TOTAL	30,000,000	43,000,000
			Finance - Banking—16.6%
0	1,050,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	1,050,000
0	0		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	0	0
0	0		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.350%, 8/6/2015	0	0
10,000,000	0		Bank of Montreal, 0.317%, 8/12/2015	10,000,000	0
0	0		Bank of Montreal, 0.329%, 8/28/2015	0	0
0	0		Bank of Montreal, 0.338%, 8/18/2015	0	0
0	0		Bank of Montreal, 0.345%, 8/24/2015	0	0
0	0		Bank of Montreal, 0.809%, 10/15/2015	0	0
0	0		Bank of Montreal, Sr. Unsecured, 0.756%, 9/11/2015	0	0
10,000,000	0		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	10,000,000	0
15,000,000	0		Bank of Nova Scotia, Toronto, 0.337%, 8/17/2015	15,000,000	0
10,000,000	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.295%, 8/24/2015	10,000,000	0
0	30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.300%, 8/10/2015	0	30,000,000
17,000,000	10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	17,000,000	10,000,000
5,000,000	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	5,000,000	0
0	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 9/21/2015	0	0
0	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.334%, 10/1/2015	0	0
0	5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 9/16/2015	0	5,000,000
0	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/26/2015	0	0
0	0	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/20/2015	0	0
5,980,000	0		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	5,980,000	0
0	9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.120%, 8/3/2015	0	9,000,000
20,000,000	0		BMO Harris Bank, N.A., 0.291%, 8/25/2015	20,000,000	0
15,000,000	0		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	15,008,463	0
8,235,000	0		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.360%, 8/6/2015	8,235,000	0
0	0		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	0	0
0	13,480,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	0	13,480,000
0	0		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	0	0
0	0		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
7

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Finance - Banking—continued
0	0		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/6/2015	$0	$0	$
0	0		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	0	0
0	0		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	0	0
0	3,050,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	3,050,000
0	1,295,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	1,295,000
0	0		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	56,150,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.110%, 8/3/2015	0	56,150,000
0	0	[1,2]	J.P. Morgan Securities LLC, 0.387%, 8/17/2015	0	0
15,000,000	0	[1,2]	J.P. Morgan Securities LLC, 0.390%, 8/10/2015	15,000,000	0
0	0	[1,2]	J.P. Morgan Securities LLC, 0.391%, 8/26/2015	0	0
0	0	[1,2]	J.P. Morgan Securities LLC, 0.449%, 4/25/2016	0	0
10,000,000	0		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	10,000,000	0
0	0		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	0	0
0	0		JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	0	0
0	0		JPMorgan Chase Bank, N.A., 0.439%, 9/8/2015	0	0
0	0		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	0	0
0	50,000,000		Maryland State Economic Development Corp., (Series 2001A Human Genome Sciences), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	0	50,000,000
0	0		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.130%, 8/6/2015	0	0
25,000,000	0		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.130%, 8/6/2015	25,000,000	0
10,000,000	0		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.130%, 8/6/2015	10,000,000	0
0	0		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
3,719,000	0		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	3,719,000	0
0	0		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/5/2015	0	0
0	0		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/5/2015	0	0
10,000,000	0		Rabobank Nederland NV, Utrecht, 0.340%, 8/28/2015	10,000,000	0
0	0		Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	0	0
5,000,000	0		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	5,000,000	0
0	0		Royal Bank of Canada, Montreal, 0.307%, 8/12/2015	0	0
20,000,000	0		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	20,000,000	0
0	0		Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	0	0
0	0		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.170%, 8/6/2015	0	0
8

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Finance - Banking—continued
7,430,000	0		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	$7,430,000	$0	$
10,000,000	0		State Street Bank and Trust Co., 0.334%, 10/1/2015	10,000,000	0
15,000,000	0		Sumitomo Mitsui Banking Corp., 0.286%, 8/17/2015	15,000,000	0
0	0		Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	0	0
0	2,500,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	0	2,500,000
0	0		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Toronto Dominion Bank, 0.278%, 8/4/2015	0	0
0	0		Toronto Dominion Bank, 0.310%, 8/12/2015	0	0
5,000,000	0		Toronto Dominion Bank, 0.319%, 10/15/2015	5,000,000	0
10,000,000	0		Toronto Dominion Bank, 0.337%, 8/10/2015	10,000,000	0
12,000,000	0		Toronto Dominion Bank, 0.338%, 8/6/2015	12,000,000	0
15,000,000	0		Toronto Dominion Bank, 0.339%, 8/24/2015	15,000,000	0
0	0		Toronto Dominion Bank, 0.350%, 9/10/2015	0	0
600,000	0		U.S. Bank, N.A., 0.344%, 10/1/2015	600,006	0
0	0		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	0	0
0	8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	0	8,500,000
0	0		Vista Grande Villa, (Bank of America N.A. LOC), 0.400%, 8/6/2015	0	0
0	0		Wells Fargo Bank, N.A., 0.401%, 9/21/2015	0	0
25,000,000	0		Wells Fargo Bank, N.A., 0.461%, 9/22/2015	25,000,000	0
0	0		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	0	0
0	0		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 8/5/2015	0	0
			TOTAL	314,972,469	190,025,000
			Finance - Commercial—2.1%
0	0	[1,2]	Fairway Finance Co. LLC, 0.186%, 8/17/2015	0	0
0	0	[1,2]	Fairway Finance Co. LLC, 0.258%, 10/5/2015	0	0
15,000,000	0	[1,2]	Fairway Finance Co. LLC, 0.349%, 2/3/2016	15,000,000	0
310,000	0		General Electric Capital Corp., 0.474%, 10/6/2015	310,079	0
2,111,000	0		General Electric Capital Corp., 0.484%, 10/8/2015	2,112,449	0
0	0		General Electric Capital Corp., 0.516%, 10/14/2015	0	0
3,400,000	0		General Electric Capital Corp., 0.884%, 10/8/2015	3,408,037	0
0	0		General Electric Capital Corp., 0.936%, 10/13/2015	0	0
900,000	0		General Electric Capital Corp., 1.029%, 8/11/2015	900,176	0
0	0		General Electric Capital Corp., Sr. Unsecured, 0.481%, 9/21/2015	0	0
0	0	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 8/6/2015	0	0
0	11,730,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.130%, 8/6/2015	0	11,730,000
			TOTAL	21,730,741	11,730,000
			Finance - Retail—0.8%
10,000,000	37,000,000	[1,2]	Barton Capital LLC, 0.288%, 8/5/2015	10,000,000	37,000,000
0	0	[1,2]	Barton Capital LLC, 0.309%, 8/10/2015	0	0
			TOTAL	10,000,000	37,000,000
			Government Agency—0.4%
0	0		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.150%, 8/6/2015	0	0
9

Federated Automated Cash Management Trust	Federated Prime Cash Series			Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Government Agency—continued
9,920,000	9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 8/6/2015	$9,920,000	$9,920,000	$
5,800,000	0		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.170%, 8/6/2015	5,800,000	0
0	0		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 8/6/2015	0	0
0	0		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.200%, 8/6/2015	0	0
1,390,000	0		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.390%, 8/6/2015	1,390,000	0
7,450,000	0		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	7,450,000	0
0	0		Sunroad Centrum Apartments 23, LP, Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.140%, 8/6/2015	0	0
3,865,000	0		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 8/6/2015	3,865,000	0
			TOTAL	28,425,000	9,920,000
			Insurance—0.2%
0	0	[1,2]	Metropolitan Life Global Funding I, 0.819%, 10/15/2015	0	0
			TOTAL	0	0
			TOTAL NOTES - VARIABLE	405,128,210	291,675,000
			TIME DEPOSITS—5.2%
			Finance - Banking—5.2%
0	0		Australia & New Zealand Banking Group, Melbourne, 0.140%, 8/6/2015	0	0
0	0		Svenska Handelsbanken, Stockholm, 0.080%, 8/3/2015	0	0
			TOTAL TIME DEPOSITS	0	0
			OTHER REPURCHASE AGREEMENTS—10.5%
			Finance - Banking—10.5%
0	0		BMO Capital Markets Corp., 0.183%, 8/3/2015, interest in a $115,000,000.00 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $115,001,725, in which corporate bonds, medium term notes and U.S. Treasury Bill securities with a market value of $117,301,797 have been received as collateral and held with BNY Mellon as tri-party agent.	0	0
0	0		BNP Paribas Securities Corp., 0.183% - 0.304%, 8/3/2015, interest in a $326,000,000 collateralized loan agreement dated 5/4/2015 - 7/31/2015, will repurchase securities provided as collateral for $326,079,223, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and mutual fund securities with a market value of $333,189,502 have been received as collateral and held with BNY Mellon as tri-party agent.	0	0
24,000,000	11,000,000		BNP Paribas Securities Corp., 0.183%, 8/3/2015, interest in a $226,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $226,003,390, in which asset-backed securities, corporate bonds, a medium-term note and U.S. Government Agency securities with a market value of $230,978,917 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000	11,000,000
45,000,000	27,500,000		Citigroup Global Markets, Inc., 0.588% - 0.801%, 8/3/2015 - 9/8/2015, interest in a $195,000,000 collateralized loan agreement, dated 7/10/2015-7/31/2015 will repurchase securities provided as collateral for $195,151,625, in which asset-backed securities and collateralized mortgage obligations with a market value of $198,964,082 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000	27,500,000
0	20,000,000		Credit Suisse Securities (USA) LLC, 0.639% - 0.654%, 8/3/2015 - 9/25/2015, interest in a $1,150,000,000 collateralized loan agreement dated 6/4/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,151,220,833, in which collateralized mortgage obligations and commercial paper with a market value of $1,173,804,248 have been received as collateral and held with JPMorgan Chase as tri-party agent.	0	20,000,000
10

Federated Automated Cash Management Trust	Federated Prime Cash Series		Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
25,000,000	0	HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement dated 7/31/2015, will repurchase securities provided as collateral for $170,003,967, in which corporate bonds and medium-term notes with a market value of $173,400,217 have been received as collateral and held with BNYMellon as tri-party agent.	$25,000,000	$0	$
0	15,000,000	JPMorgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement dated 6/8/2015 - 7/1/2015, will repurchase securities provided as collateral for $650,615,944, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	0	15,000,000
9,000,000	0	JPMorgan Securities LLC, 0.385%, 9/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 6/8/2015, will repurchase securities provided as collateral for $400,126,667, in which asset-backed securities with a market value of $408,229,592 have been received as collateral and held with JPMorgan Chase as tri-party agent.	9,000,000	0
3,000,000	117,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%, 8/3/2015, interest in a $175,000,000 collateralized loan agreement, dated 7/31/2015, will repurchase securities provided as collateral for $175,005,542, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $178,505,759 have been received as collateral and held with BNY Mellon as tri-party agent.	3,000,000	117,000,000
0	0	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/14/2015 - 8/27/2015, interest in a $690,000,000 collateralized loan agreement dated 7/17/2015 - 7/27/2015, will repurchase securities provided as collateral for $690,143,542, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper and exchange-traded funds with a market value of $703,861,131 have been received as collateral and held with JPMorgan Chase as tri-party agent.	0	0
20,000,000	20,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/27/2015, interest in a $250,000,000 collateralized loan agreement, dated 7/27/2015, will repurchase securities provided as collateral for $250,052,083, in which American depositary receipts, asset-backed securities, convertible bonds, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes and municipal bonds, with a market value of $255,012,397 have been received as collateral with BNY Mellon as tri-party agent.	20,000,000	20,000,000
0	50,000,000	Mizuho Securities USA, Inc., 0.456%, 8/5/2015	0	50,000,000
0	25,000,000	Pershing LLC, 0.385%, 8/3/2015, interest in a $200,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds, medium-term notes and municipal bonds with a market value of $204,013,861 have been received as collateral and held with BNY Mellon as tri-party agent.	0	25,000,000
0	25,000,000	RBC Capital Markets, LLC, 0.314% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $750,000,000 collateralized loan agreement, dated 2/19/2015 @0017 7/6/2015, in which corporate bonds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $765,733,820 have been received as collateral and held with BNY Mellon as tri-party agent.	0	25,000,000
0	0	RBC Capital Markets, LLC, 0.436% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $450,000,000 collateralized loan agreement dated 2/19/2015 - 7/6/2015, will repurchase securities provided as collateral for $450,782,278, in which corporate bonds, municipal bonds and U.S. Government Agency securities with a marketvalue of $459,594,165 have been received as collateral and held with BNY Mellon as tri-party agent.	0	0
0	0	Wells Fargo Securities LLC, 0.456% - 0.507%, 10/5/2015 - 10/27/2015, interest in a $1,350,000,000 collateralized loan agreement dated 7/7/2015 - 7/27/2015, will repurchase securities provided as collateral for $1,351,551,944, in which collateralized mortgage obligations and asset-backed securities with a market value of$1,377,339,719 have been received as collateral and held with BNY Mellon as tri-party agent.	0	0
20,000,000	110,000,000	Wells Fargo Securities LLC, 0.456%, 10/9/2015 - 10/19/2015, interest in a $500,000,000 collateralized loan agreement, dated 7/13/2015-7/20/2015, will repurchase securities provided as collateral for $500,557,500, in which collateralized mortgage obligations with a market value of $510,116,026 have been received as collateral held with BNY Mellon as tri-party agent.	20,000,000	110,000,000
11

Federated Automated Cash Management Trust	Federated Prime Cash Series		Federated Automated Cash Management Trust	Federated Prime Cash Series
Principal Amount or Shares			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
		TOTAL OTHER REPURCHASE AGREEMENTS	$146,000,000	$420,500,000	$
		REPURCHASE AGREEMENTS—7.7%
0	0	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $1,000,013,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,020,013,601.	0	0
50,000,000	0	Interest in $1,850,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,850,024,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $1,890,799,407.	50,000,000	0
131,812,000	29,519,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	131,812,000	29,519,000
0	0	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,003,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $255,087,282.	0	0
0	0	Interest in $580,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $580,007,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $591,607,395.	0	0
0	100,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,006,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2045 and the market value of those underlying securities was $510,810,818.	0	100,000,000
0	45,000,000	Pershing LLC, 0.180%, dated 7/31/2015, due 8/3/2015	0	45,000,000
		TOTAL REPURCHASE AGREEMENTS	181,812,000	174,519,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	1,322,180,455	2,960,624,983
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(14,120,055)	753,867
		TOTAL NET ASSETS—100%	$1,308,060,400	$2,961,378,850
12

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			ASSET-BACKED SECURITIES—0.7%
			Finance - Automotive—0.5%
13,182,115	15,818,538		AmeriCredit Automobile Receivables Trust 2015-2, Class A1, 0.400%, 4/8/2016	$13,182,115	$15,818,538	$
0	6,103,384	[1,2]	ARI Fleet Lease Trust 2015-A, Class A1, 0.400%, 4/15/2016	0	6,103,384
0	3,584,025	[1,2]	Drive Auto Receivables Trust 2015-B, Class A1, 0.460%, 6/15/2016	0	3,584,025
102,805	102,805		Santander Drive Auto Receivables Trust 2015-1, Class A1, 0.320%, 3/15/2016	102,805	102,805
37,060,869	37,060,869		Santander Drive Auto Receivables Trust 2015-2, Class A1, 0.450%, 5/16/2016	37,060,869	37,060,869
0	2,391,152		SMART ABS Series 2015-1US Trust, Class A1, 0.400%, 3/14/2016	0	2,391,152
0	6,316,288	[1,2]	TCF Auto Receivables Owner Trust 2015-1, Class A1, 0.400%, 6/15/2016	0	6,316,288
0	5,948,096	[1,2]	Westlake Automobile Receivables Trust 2015-1, Class A1, 0.400%, 3/15/2016	0	5,948,096
0	10,228,822	[1,2,3]	Westlake Automobile Receivables Trust 2015-2, Class A1, 0.600%, 8/17/2015	0	10,228,822
			TOTAL	50,345,789	87,553,979
			Finance - Equipment—0.2%
0	9,045,851	[1,3]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.800%, 8/20/2015	0	9,045,851
9,071,043	9,071,043	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	9,071,043	9,071,043
16,914,047	16,914,047	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	16,914,047	16,914,047
0	3,710,348	[1]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.500%, 5/16/2016	0	3,710,348
0	8,937,506	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	0	8,937,506
			TOTAL	25,985,090	47,678,795
			TOTAL ASSET-BACKED SECURITIES	76,330,879	135,232,774
			BANK NOTE—2.9%
			Finance – Banking—2.9%
525,000,000	550,000,000		Bank of America N.A., 0.260% - 0.340%, 8/13/2015 - 12/1/2015	525,000,000	550,000,000
			CERTIFICATES OF DEPOSIT—26.7%
			Finance - Banking—26.7%
298,000,000	348,000,000		ABN Amro Bank NV, 0.320%-0.340%, 9/15/2015-10/13/2015	297,852,551	347,829,675
0	25,000,000	[3]	BMO Harris Bank, N.A., 0.291%, 8/25/2015	0	25,000,000
648,000,000	673,000,000		BNP Paribas SA, 0.120%-0.250%, 8/5/2015-8/13/2015	648,000,000	673,000,000
0	25,000,000	[3]	Bank of Montreal, 0.297%, 8/11/2015	0	25,000,000
0	14,000,000	[3]	Bank of Montreal, 0.338%, 8/18/2015	0	14,000,000
0	10,000,000	[3]	Bank of Montreal, 0.345%, 8/24/2015	0	10,000,000
0	46,000,000		Bank of Nova Scotia, Toronto, 0.340%, 11/24/2015	0	46,000,000
400,000,000	546,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.280% - 0.320%, 9/8/2015 - 11/16/2015	400,000,000	546,000,000
0	25,000,000		Credit Agricole Corporate and Investment Bank, 0.280% - 0.290%, 9/3/2015 - 10/2/2015	0	25,000,000
295,000,000	335,000,000		Credit Agricole Corporate and Investment Bank, 0.250% - 0.330%, 8/6/2015 - 11/3/2015	295,000,000	335,000,000
100,000,000	135,000,000		Credit Suisse, Zurich, 0.280%, 9/18/2015	100,000,000	135,000,000
600,000,000	770,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.250% - 0.300%, 8/4/2015 - 10/16/2015	600,000,000	770,000,000
0	24,000,000	[3]	HSBC Bank USA, N.A., 0.349%, 8/10/2015	0	24,000,000
0	25,000,000	[3]	JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	0	25,000,000
0	25,000,000		Mizuho Bank Ltd., 0.260%, 8/5/2015	0	25,000,000
0	10,000,000		Mizuho Bank Ltd., 0.300%, 9/3/2015	0	9,997,252
0	45,000,000		Mizuho Bank Ltd., 0.300% - 0.360%, 9/8/2015 - 10/13/2015	0	44,975,438
13

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			CERTIFICATES OF DEPOSIT—continued
			Finance - Banking—continued
500,000,000	500,000,000		Mizuho Bank Ltd., 0.260% - 0.300%, 8/5/2015 - 10/26/2015	$500,000,000	$500,000,000	$
175,000,000	175,000,000		Mizuho Bank Ltd., 0.290% - 0.300%, 8/14/2015 - 9/8/2015	174,965,803	174,965,803
0	39,100,000	[3]	Natixis, 0.309%, 8/10/2015	0	39,100,000
0	25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	0	25,000,000
0	25,000,000	[3]	Royal Bank of Canada, Montreal, 0.307%, 8/10/2015	0	25,000,000
0	30,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	0	30,000,000
0	20,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	0	20,000,000
150,000,000	150,000,000		Societe Generale, Paris, 0.280%, 9/1/2015	150,000,000	150,000,000
0	75,000,000		Standard Chartered Bank PLC, 0.270% - 0.350%, 8/27/2015 - 12/4/2015	0	75,000,000
0	20,000,000		Standard Chartered Bank PLC, 0.320%, 11/12/2015	0	20,000,000
0	15,000,000	[3]	State Street Bank and Trust Co., 0.334%, 10/1/2015	0	15,000,000
0	40,000,000		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/2/2015	0	40,000,000
0	30,000,000	[3]	Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	0	30,000,000
703,000,000	808,000,000		Sumitomo Mitsui Banking Corp., 0.280% - 0.320%, 9/24/2015 - 11/13/2015	703,000,000	808,000,000
0	25,000,000	[3]	Toronto Dominion Bank, 0.278%, 8/4/2015	0	25,000,000
0	20,000,000	[3]	Toronto Dominion Bank, 0.319%, 10/15/2015	0	20,000,000
0	20,000,000	[3]	Toronto Dominion Bank, 0.337%, 8/10/2015	0	20,000,000
0	26,000,000	[3]	Toronto Dominion Bank, 0.338%, 8/6/2015	0	26,000,000
0	25,000,000	[3]	Toronto Dominion Bank, 0.339%, 8/24/2015	0	25,000,000
			TOTAL CERTIFICATES OF DEPOSIT	3,868,818,354	5,148,868,168
			COMMERCIAL PAPER—22.2%[3]
			Aerospace/Auto—1.4%
0	14,300,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.400%, 8/31/2015	0	14,295,233
0	3,100,000	[1,2]	ERAC USA Finance LLC, (GTD by Enterprise Holdings, Inc.), 0.420%, 8/28/2015	0	3,099,024
200,000,000	242,000,000	[3]	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.287%, 8/17/2015	200,000,000	242,000,000
			TOTAL	200,000,000	259,394,257
			Chemicals—0.1%
0	12,700,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.350%, 9/2/2015	0	12,696,049
0	14,705,000		PPG Industries, Inc., 0.430% - 0.450%, 8/5/2015 - 8/20/2015	0	14,702,860
			TOTAL	0	27,398,909
			Consumer Products—0.2%
0	28,500,000		Unilever N.V., 0.320%, 8/17/2015	0	28,495,953
			Container\Packaging—0.2%
0	7,300,000	[1,2]	Bemis Co., Inc., 0.430% - 0.450%, 8/5/2015 - 8/21/2015	0	7,299,227
			Electrical Equipment—0.5%
0	14,805,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.440% - 0.450%, 8/20/2015 - 8/27/2015	0	14,801,131
			Finance - Banking—13.6%
100,000,000	100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.288%, 8/18/2015	100,000,000	100,000,000
5,000,000	25,000,000		Banque et Caisse d'Epargne de L'Etat, 0.316%, 8/13/2015	4,999,475	24,997,375
0	35,000,000	[1,2]	Barclays US Funding LLC, 0.150%, 8/3/2015	0	34,999,708
80,000,000	80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351% - 0.421%, 8/20/2015 - 1/26/2016	79,956,843	79,956,843
14

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			COMMERCIAL PAPER—continued[3]
			Finance - Banking—continued
45,000,000	45,000,000	[1,2]	Commonwealth Bank of Australia, 0.288%, 11/25/2015	$45,001,380	$45,001,380	$
125,000,000	160,000,000		HSBC USA, Inc., 0.406%, 12/7/2015	124,820,000	159,769,600
125,000,000	190,000,000		ING (U.S.) Funding LLC, 0.260% - 0.280%, 8/4/2015 - 10/2/2015	124,974,973	189,971,085
215,000,000	317,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401% - 0.603%, 9/29/2015 - 4/1/2016	214,691,500	265,572,789
0	20,000,000	[1,2]	J.P. Morgan Securities LLC, 0.401%, 10/9/2015	0	19,984,667
0	28,000,000	[3]	J.P. Morgan Securities LLC, 0.428%, 4/15/2016	0	14,000,000
0	40,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.449%, 4/25/2016	0	20,000,000
700,000,000	700,000,000		Lloyds Bank PLC, London, 0.120%, 8/6/2015	699,988,333	699,988,333
148,000,000	238,000,000	[1,2]	LMA-Americas LLC, 0.260% - 0.320%, 8/13/2015 - 10/8/2015	147,947,651	192,940,062
0	10,000,000	[1,2]	LMA-Americas LLC, 0.280%, 9/24/2015	0	9,995,800
40,000,000	130,000,000	[1,2]	Matchpoint Finance PLC, 0.280% - 0.300%, 9/16/2015 - 10/26/2015	39,985,689	84,966,000
55,000,000	105,000,000	[1,2,3]	National Australia Bank Ltd., Melbourne, 0.337%, 8/13/2015	55,000,000	80,000,000
100,000,000	100,000,000	[1,2]	Societe Generale, Paris, 0.280% - 0.290%, 9/1/2015 - 10/1/2015	99,963,792	99,963,792
0	25,000,000		Standard Chartered Bank PLC, 0.270%, 8/21/2015	0	24,996,250
425,900,000	425,900,000		Standard Chartered Bank PLC, 0.280% - 0.340%, 9/3/2015 - 11/23/2015	425,728,894	425,728,894
0	50,000,000		Standard Chartered Bank PLC, 0.300%, 10/9/2015	0	24,985,625
0	15,000,000		State Street Corp., 0.451%, 12/21/2015	0	14,973,375
			TOTAL	2,163,058,530	2,612,791,578
			Finance - Commercial—3.5%
100,000,000	150,000,000	[1,2]	Alpine Securitization Corp., 0.290%, 10/21/2015	99,934,750	149,902,124
250,000,000	365,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.250% - 0.290%, 8/5/2015 - 10/2/2015	249,918,139	364,900,251
60,000,000	80,000,000	[1,2]	Fairway Finance Co. LLC, 0.280%, 10/13/2015	59,965,934	79,954,578
0	80,000,000	[1,2]	Versailles Commercial Paper LLC, 0.270% - 0.300%, 9/4/2015 - 11/2/2015	0	79,953,600
			TOTAL	409,818,823	674,710,553
			Finance - Retail—3.3%
0	60,000,000		American Express Credit Corp., 0.290% - 0.411%, 8/24/2015 - 10/19/2015	0	59,974,595
30,000,000	33,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	29,931,750	32,924,925
150,000,000	200,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.421%, 8/10/2015 - 2/16/2016	149,882,896	199,774,854
100,000,000	100,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.401% - 0.421%, 1/25/2016 - 2/16/2016	99,794,458	99,794,458
0	144,000,000	[1,2]	Sheffield Receivables Company LLC, 0.360% - 0.370%, 10/21/2015 - 11/20/2015	0	143,871,693
75,000,000	105,000,000	[1,2]	Starbird Funding Corp., 0.290%-0.300%, 10/1/2015-11/2/2015	74,956,056	104,941,315
			TOTAL	354,565,160	641,281,840
			Food & Beverage—0.0%
0	1,000,000	[1,2]	Agrium, Inc., 0.470%, 8/10/2015	0	999,882
			Oil & Oil Finance - 0.1%
0	14,875,000		Motiva Enterprises LLC, 0.400%, 8/5/2015	0	14,874,339
			Telecommunications - 0.0%
0	4,480,000	[1,2]	Bell Canada, 0.380%, 8/18/2015	0	4,479,196
0	3,000,000	[1,2]	NBC Universal Enterprise, Inc., (GTD by Comcast Corp.), 0.430%, 8/12/2015	0	2,999,606
			TOTAL	0	7,478,802
			TOTAL COMMERCIAL PAPER	3,127,442,513	4,285,047,275
15

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			CORPORATE BONDS—1.2%
			Aerospace/Auto—0.1%
15,950,000	15,950,000	[1,2]	American Honda Finance Corp., (Honda Motor Co., Ltd. SA), 2.500%, 9/21/2015	$15,997,782	$15,997,782	$
			Finance - Banking—0.7%
3,775,000	3,775,000		Australia & New Zealand Banking Group, Melbourne, 0.900%, 2/12/2016	3,781,644	3,781,644
0	405,000		Bank of America Corp., 1.500%, 10/9/2015	0	405,556
0	6,600,000		Bank of America Corp., 4.750%, 8/1/2015	0	6,600,000
0	10,970,000		Citigroup, Inc., 2.250%, 8/7/2015	0	10,972,933
0	2,830,000		National Australia Bank Ltd., Melbourne, 1.600%, 8/7/2015	0	2,830,571
33,559,000	33,559,000		Westpac Banking Corp. Ltd., Sydney, 0.950%, 1/12/2016	33,627,994	33,627,994
66,000,000	67,100,000		Westpac Banking Corp. Ltd., Sydney, 1.125%, 9/25/2015	66,074,993	67,176,251
			TOTAL	103,484,631	125,394,949
			Finance - Commercial—0.2%
11,275,000	38,150,000		General Electric Capital Corp., 2.250%, 11/9/2015	11,330,214	38,340,014
0	1,000,000		General Electric Capital Corp., 6.900%, 9/15/2015	0	1,007,844
0	300,000	[3]	General Electric Capital Corp., 0.474%, 10/6/2015	0	300,074
0	4,540,000		General Electric Capital Corp., 5.000%, 1/8/2016	0	4,628,919
1,000,000	1,000,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,002,165	1,002,165
733,000	733,000		General Electric Capital Corp., 4.375%, 9/21/2015	737,051	737,051
			TOTAL	13,069,430	46,016,067
			Finance – Retail—0.1%
0	13,700,000		American Express Credit Corp., 2.750%, 9/15/2015	0	13,738,967
			Insurance—0.1%
6,650,000	7,650,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	6,672,597	7,675,861
10,000,000	10,000,000	[1,2]	Metropolitan Life Global Funding I, 0.411%, 9/23/2015	10,007,763	10,007,763
			TOTAL	16,680,360	17,683,624
			Oil & Oil Finance—0.0%
0	3,832,000		BP Capital Markets PLC, 3.125%, 10/1/2015	0	3,848,671
			Retail—0.0%
0	5,000,000		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	0	5,013,299
			TOTAL CORPORATE BONDS	149,232,203	227,693,359
			CORPORATE NOTES—0.3%
			Finance - Banking—0.0%
400,000	400,000		Bank of Montreal, 0.800%, 11/6/2015	400,234	400,234
5,000,000	5,000,000		Canadian Imperial Bank of Commerce, 2.350%, 12/11/2015	5,033,518	5,033,518
			TOTAL	5,433,752	5,433,752
			Finance - Commercial—0.0%
0	350,000		General Electric Capital Corp., 0.516%, 1/14/2016	0	350,063
			Insurance—0.3%
0	1,300,000	[1,2]	Metropolitan Life Global Funding I, 0.819%, 7/15/2016	0	1,305,716
7,781,000	8,781,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	7,868,646	8,880,032
28,550,000	34,550,000	[1,2]	Metropolitan Life Global Funding I, 0.486%, 10/14/2015	28,587,265	34,594,505
			TOTAL	36,455,911	44,780,253
16

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			CORPORATE NOTES—continued
			Insurance—continued
			TOTAL CORPORATE NOTES	$41,889,663	$50,564,068	$
			LOAN PARTICIPATION—0.3%
			Chemicals—0.3%
0	50,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 8/31/2015	0	50,000,000
			NOTES - VARIABLE—22.9%[4]
			Aerospace/Auto—2.8%
140,000,000	165,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.399%, 8/5/2015	140,000,000	165,000,000
130,000,000	153,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.404%, 10/6/2015	130,000,000	153,000,000
125,000,000	140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.425%, 8/27/2015	125,000,000	140,000,000
0	10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.294%, 10/29/2015	0	10,000,000
80,000,000	80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.299%, 10/15/2015	80,000,000	80,000,000
			TOTAL	475,000,000	548,000,000
			Finance - Banking—16.6%
0	1,050,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	1,050,000
2,000,000	2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	2,000,000	2,000,000
2,965,000	2,965,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.350%, 8/6/2015	2,965,000	2,965,000
24,000,000	34,000,000		Bank of Montreal, 0.317%, 8/12/2015	24,000,000	34,000,000
100,000,000	100,000,000		Bank of Montreal, 0.329%, 8/28/2015	100,000,000	100,000,000
150,000,000	150,000,000		Bank of Montreal, 0.338%, 8/18/2015	150,000,000	150,000,000
50,000,000	50,000,000		Bank of Montreal, 0.345%, 8/24/2015	50,000,000	50,000,000
5,112,000	5,112,000		Bank of Montreal, 0.809%, 10/15/2015	5,132,456	5,132,456
9,200,000	9,200,000		Bank of Montreal, Sr. Unsecured, 0.756%, 9/11/2015	9,204,708	9,204,708
100,000,000	110,000,000		Bank of Nova Scotia, Toronto, 0.288%, 8/7/2015	100,000,000	110,000,000
0	15,000,000		Bank of Nova Scotia, Toronto, 0.337%, 8/17/2015	0	15,000,000
0	10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.295%, 8/24/2015	0	10,000,000
0	30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.300%, 8/10/2015	0	30,000,000
0	27,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.314%, 10/28/2015	0	27,000,000
15,000,000	20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.326%, 8/17/2015	15,000,000	20,000,000
20,000,000	20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 9/21/2015	20,000,000	20,000,000
50,000,000	50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.334%, 10/1/2015	50,000,000	50,000,000
0	5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.336%, 9/16/2015	0	5,000,000
40,000,000	40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.337%, 8/26/2015	40,000,000	40,000,000
50,000,000	50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.338%, 8/20/2015	50,000,000	50,000,000
9,960,000	15,940,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	9,960,000	15,940,000
0	9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.120%, 8/3/2015	0	9,000,000
0	20,000,000		BMO Harris Bank, N.A., 0.291%, 8/25/2015	0	20,000,000
0	15,000,000		BNP Paribas SA, Sr. Unsecured, 0.586%, 8/7/2015	0	15,008,463
0	8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.360%, 8/6/2015	0	8,235,000
8,485,000	8,485,000		Capital Markets Access Co. LC, West Broad Holdings, LLC, (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.170%, 8/6/2015	8,485,000	8,485,000
17

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Finance - Banking—continued
0	13,480,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 8/6/2015	$0	$13,480,000	$
5,300,000	5,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	5,300,000	5,300,000
6,750,000	6,750,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	6,750,000	6,750,000
42,440,000	42,440,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	42,440,000	42,440,000
10,000,000	10,000,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.100%, 8/6/2015	10,000,000	10,000,000
6,330,000	6,330,000		First Christian Church of Florrisant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.160%, 8/6/2015	6,330,000	6,330,000
4,780,000	4,780,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.230%, 8/6/2015	4,780,000	4,780,000
0	3,050,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	3,050,000
0	1,295,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/7/2015	0	1,295,000
6,565,000	6,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	6,565,000	6,565,000
17,585,000	17,585,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	17,585,000	17,585,000
0	56,150,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.110%, 8/3/2015	0	56,150,000
15,000,000	15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.387%, 8/17/2015	15,000,000	15,000,000
0	15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.390%, 8/10/2015	0	15,000,000
30,000,000	30,000,000	[1,2]	J.P. Morgan Securities LLC, 0.391%, 8/26/2015	30,000,000	30,000,000
90,000,000	90,000,000	[1,2]	J.P. Morgan Securities LLC, 0.449%, 4/25/2016	90,000,000	90,000,000
125,000,000	135,000,000		J.P. Morgan Securities LLC, 0.449%, 8/24/2015	125,000,000	135,000,000
1,725,000	1,725,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.120%, 8/5/2015	1,725,000	1,725,000
100,000,000	100,000,000		JPMorgan Chase Bank, N.A., 0.329%, 8/24/2015	100,000,000	100,000,000
50,000,000	50,000,000		JPMorgan Chase Bank, N.A., 0.439%, 9/8/2015	50,000,000	50,000,000
200,000	200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2015	200,000	200,000
0	50,000,000		Maryland State Economic Development Corp., (Series 2001A Human Genome Sciences), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2015	0	50,000,000
25,000,000	25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.130%, 8/6/2015	25,000,000	25,000,000
0	25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.130%, 8/6/2015	0	25,000,000
0	10,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.130%, 8/6/2015	0	10,000,000
1,790,000	1,790,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	1,790,000	1,790,000
0	3,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.140%, 8/6/2015	0	3,719,000
19,670,000	19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	19,670,000	19,670,000
4,850,000	4,850,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.190%, 8/5/2015	4,850,000	4,850,000
4,700,000	4,700,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	4,700,000	4,700,000
2,525,000	2,525,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/5/2015	2,525,000	2,525,000
0	10,000,000		Rabobank Nederland NV, Utrecht, 0.340%, 8/28/2015	0	10,000,000
75,000,000	75,000,000		Rabobank Nederland NV, Utrecht, 0.340%, 8/31/2015	75,000,000	75,000,000
0	5,000,000		Royal Bank of Canada, Montreal, 0.305%, 8/24/2015	0	5,000,000
26,000,000	26,000,000		Royal Bank of Canada, Montreal, 0.307%, 8/12/2015	26,000,000	26,000,000
18

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Finance - Banking—continued
53,000,000	73,000,000		Royal Bank of Canada, Montreal, 0.333%, 10/9/2015	$53,000,000	$73,000,000	$
325,000,000	325,000,000		Royal Bank of Canada, Montreal, 0.404%, 10/5/2015	325,000,000	325,000,000
14,225,000	14,225,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	14,225,000	14,225,000
15,000,000	15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.170%, 8/6/2015	15,000,000	15,000,000
0	7,430,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.150%, 8/6/2015	0	7,430,000
15,000,000	25,000,000		State Street Bank and Trust Co., 0.334%, 10/1/2015	15,000,000	25,000,000
0	15,000,000		Sumitomo Mitsui Banking Corp., 0.286%, 8/17/2015	0	15,000,000
47,000,000	47,000,000		Sumitomo Mitsui Banking Corp., 0.289%, 8/10/2015	47,000,000	47,000,000
0	2,500,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	0	2,500,000
10,825,000	10,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	10,825,000	10,825,000
100,000,000	100,000,000		Toronto Dominion Bank, 0.278%, 8/4/2015	100,000,000	100,000,000
50,000,000	50,000,000		Toronto Dominion Bank, 0.310%, 8/12/2015	50,000,000	50,000,000
110,000,000	115,000,000		Toronto Dominion Bank, 0.319%, 10/15/2015	110,000,000	115,000,000
100,000,000	110,000,000		Toronto Dominion Bank, 0.337%, 8/10/2015	100,000,000	110,000,000
0	12,000,000		Toronto Dominion Bank, 0.338%, 8/6/2015	0	12,000,000
75,000,000	90,000,000		Toronto Dominion Bank, 0.339%, 8/24/2015	75,000,000	90,000,000
130,000,000	130,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	130,000,000	130,000,000
298,100,000	298,700,000		U.S. Bank, N.A., 0.344%, 10/1/2015	298,115,917	298,715,923
1,120,000	1,120,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.230%, 8/7/2015	1,120,000	1,120,000
0	8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/5/2015	0	8,500,000
460,000	460,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.400%, 8/6/2015	460,000	460,000
50,000,000	50,000,000		Wells Fargo Bank, N.A., 0.401%, 9/21/2015	50,000,000	50,000,000
0	25,000,000		Wells Fargo Bank, N.A., 0.461%, 9/22/2015	0	25,000,000
11,460,000	11,460,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.180%, 8/6/2015	11,460,000	11,460,000
1,980,000	1,980,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 8/5/2015	1,980,000	1,980,000
			TOTAL	2,716,143,081	3,221,140,550
			Finance - Commercial—2.1%
100,000,000	100,000,000	[1,2]	Fairway Finance Co. LLC, 0.186%, 8/17/2015	100,000,000	100,000,000
50,000,000	50,000,000	[1,2]	Fairway Finance Co. LLC, 0.258%, 10/5/2015	50,000,000	50,000,000
75,000,000	90,000,000	[1,2]	Fairway Finance Co. LLC, 0.349%, 2/3/2016	75,000,000	90,000,000
0	310,000		General Electric Capital Corp., 0.474%, 10/6/2015	0	310,079
0	2,111,000		General Electric Capital Corp., 0.484%, 10/8/2015	0	2,112,449
4,035,000	4,035,000		General Electric Capital Corp., 0.516%, 10/14/2015	4,038,156	4,038,156
6,105,000	9,505,000		General Electric Capital Corp., 0.884%, 10/8/2015	6,119,184	9,527,221
1,000,000	1,000,000		General Electric Capital Corp., 0.936%, 10/13/2015	1,005,313	1,005,313
0	900,000		General Electric Capital Corp., 1.029%, 8/11/2015	0	900,176
122,800,000	122,800,000		General Electric Capital Corp., Sr. Unsecured, 0.481%, 9/21/2015	122,958,918	122,958,918
6,400,000	6,400,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 8/6/2015	6,400,000	6,400,000
0	11,730,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.130%, 8/6/2015	0	11,730,000
			TOTAL	365,521,571	398,982,312
19

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined			Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares				Value
			NOTES - VARIABLE—continued[4]
			Finance - Retail—0.8%
0	47,000,000	[1,2]	Barton Capital LLC, 0.288%, 8/5/2015	$0	$47,000,000	$
100,000,000	100,000,000	[1,2]	Barton Capital LLC, 0.309%, 8/10/2015	100,000,000	100,000,000
			TOTAL	100,000,000	147,000,000
			Government Agency—0.4%
495,000	495,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.150%, 8/6/2015	495,000	495,000
0	19,840,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 8/6/2015	0	19,840,000
0	5,800,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.170%, 8/6/2015	0	5,800,000
4,860,000	4,860,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 8/6/2015	4,860,000	4,860,000
885,000	885,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.200%, 8/6/2015	885,000	885,000
0	1,390,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.390%, 8/6/2015	0	1,390,000
0	7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.140%, 8/6/2015	0	7,450,000
31,245,000	31,245,000		Sunroad Centrum Apartments 23, LP, Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.140%, 8/6/2015	31,245,000	31,245,000
0	3,865,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 8/6/2015	0	3,865,000
			TOTAL	37,485,000	75,830,000
			Insurance—0.2%
25,710,000	25,710,000	[1,2]	Metropolitan Life Global Funding I, 0.819%, 10/15/2015	25,825,779	25,825,779
			TOTAL	25,825,779	25,825,779
			TOTAL NOTES - VARIABLE	3,719,975,431	4,416,778,641
			TIME DEPOSITS—5.2%
			Finance - Banking—5.2%
500,000,000	500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.140%, 8/6/2015	500,000,000	500,000,000
500,000,000	500,000,000		Svenska Handelsbanken, Stockholm, 0.080%, 8/3/2015	500,000,000	500,000,000
			TOTAL TIME DEPOSITS	1,000,000,000	1,000,000,000
			OTHER REPURCHASE AGREEMENTS—10.5%
			Finance - Banking—10.5%
70,000,000	70,000,000		BMO Capital Markets Corp., 0.183%, 8/3/2015, interest in a $115,000,000.00 collateralized loan agreement dated7/31/2015, in which corporate bonds, medium term notes and U.S. Treasury Bill securities with a market value of $117,301,797 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000	70,000,000
62,000,000	62,000,000		BNP Paribas Securities Corp., 0.183% - 0.304%, 8/3/2015, interest in a $326,000,000 collateralized loan agreement dated 5/4/2015 - 7/31/2015, in which asset-backed securities, corporate bonds, medium term notes, collateralized mortgage obligations, U.S. Government Agency and mutual fund securities with a market value of $333,189,502 have been received ascollateral and held with BNY Mellon as tri-party agent.	62,000,000	62,000,000
0	35,000,000		BNP Paribas Securities Corp., 0.183%, 8/3/2015, interest in a $226,000,000 collateralized loan agreement, dated 7/31/2015, in which asset-backed securities, corporate bonds, a medium-term note and U.S. Government Agency securities with a market value of $230,978,917 have been received as collateral and held with BNY Mellon as tri-party agent.	0	35,000,000
20

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined		Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
0	72,500,000	Citigroup Global Markets, Inc., 0.588% - 0.801%, 8/3/2015 - 9/8/2015, interest in a $195,000,000 collateralized loan agreement, dated 7/10/2015-7/31/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $198,964,082 have been received as collateral and held with BNY Mellon as tri-party agent.	$0	$72,500,000	$
310,000,000	330,000,000	Credit Suisse Securities (USA) LLC, 0.639% - 0.654%, 8/3/2015 - 9/25/2015, interest in a $1,150,000,000 collateralized loan agreement dated 6/4/2015 - 7/27/2015, in which collateralized mortgage obligations and commercial paper with a market value of $1,173,804,248 have been received as collateral and held with JPMorgan Chase as tri-party agent.	310,000,000	330,000,000
80,000,000	105,000,000	HSBC Securities (USA), Inc., 0.284%, 8/3/2015, interest in a $170,000,000 collateralized loan agreement dated 7/31/2015, in which corporate bonds and medium-term notes with a market value of $173,400,217 have been received as collateral and held with BNYMellon as tri-party agent.	80,000,000	105,000,000
120,000,000	135,000,000	JPMorgan Securities LLC, 0.365% - 0.385%, 9/8/2015 - 9/30/2015, interest in a $650,000,000 collateralized loan agreement dated 6/8/2015 - 7/1/2015, in which asset-backed securities with a market value of $663,306,406 have been received as collateral and held with JPMorgan Chase as tri-party agent.	120,000,000	135,000,000
0	9,000,000	JPMorgan Securities LLC, 0.385%, 9/8/2015, interest in a $400,000,000 collateralized loan agreement, dated 6/8/2015, in which asset-backed securities with a market value of $408,229,592 have been received as collateral and held with JPMorgan Chase tri-party agent.	0	9,000,000
0	120,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%, 8/3/2015, interest in a $175,000,000 collateralized loan agreement, dated 7/31/2015, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $178,505,759 have been received as collateral and held with BNY Mellon as tri-party agent.	0	120,000,000
285,000,000	285,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/14/2015 - 8/27/2015, interest in a $690,000,000 collateralized loan agreement dated 7/17/2015 - 7/27/2015, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper and exchange-traded funds with a market value of $703,861,131 have been received as collateral and held with JPMorgan Chase as tri-party agent.	285,000,000	285,000,000
0	40,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 8/27/2015, interest in a $250,000,000 collateralized loan agreement, dated 7/27/2015, in which American depositary receipts, asset-backed securities, convertible bonds, corporate bonds, commercial paper, common stocks, exchange-traded funds, medium-term notes and municipal bonds, with a market value of $255,012,397 have been received as collateral with BNY Mellon as tri-party agent.	0	40,000,000
0	50,000,000	Mizuho Securities USA, Inc., 0.456%, 8/5/2015	0	50,000,000
0	25,000,000	Pershing LLC, 0.385%, 8/3/2015, interest in a $200,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds, medium-term notes and municipal bonds with a market value of $204,013,861 have been received as collateral and held with BNY Mellon as tri-party agent.	0	25,000,000
0	25,000,000	RBC Capital Markets, LLC, 0.314% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $750,000,000 collateralized loan agreement, dated 2/19/2015 @0017 7/6/2015, in which corporate bonds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $765,733,820 have been received as collateral and held with BNY Mellon as tri-party agent.	0	25,000,000
75,000,000	75,000,000	RBC Capital Markets, LLC, 0.436% - 0.456%, 8/18/2015 - 10/6/2015, interest in a $450,000,000 collateralized loan agreement dated 2/19/2015 - 7/6/2015, in which corporate bonds, municipal bonds and U.S. Government Agency securities with a marketvalue of $459,594,165 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000	75,000,000
465,000,000	465,000,000	Wells Fargo Securities LLC, 0.456% - 0.507%, 10/5/2015 - 10/27/2015, interest in a $1,350,000,000 collateralized loan agreement dated 7/7/2015 - 7/27/2015, in which collateralized mortgage obligations and asset-backed securities with a market value of$1,377,339,719 have been received as collateral and held with BNY Mellon as tri-party agent.	465,000,000	465,000,000
21

Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined		Federated Prime Cash Obligations Fund	Federated Prime Cash Obligations Fund Pro Forma Combined
Principal Amount or Shares			Value
		OTHER REPURCHASE AGREEMENTS—continued
		Finance - Banking—continued
0	130,000,000	Wells Fargo Securities LLC, 0.456%, 10/9/2015 - 10/19/2015, interest in a $500,000,000 collateralized loan agreement, dated 7/13/2015-7/20/2015, in which collateralized mortgage obligations with a market value of $510,116,026 have been received as collateral held with BNY Mellon as tri-party agent.	$0	$130,000,000	$
		TOTAL OTHER REPURCHASE AGREEMENTS	1,467,000,000	2,033,500,000
		REPURCHASE AGREEMENTS—7.7%
300,000,000	300,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Bank N.A. will repurchase securities provided as collateral for $1,000,013,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2043 and the market value of those underlying securities was $1,020,013,601.	300,000,000	300,000,000
0	50,000,000	Interest in $1,850,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,850,024,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $1,890,799,407.	0	50,000,000
308,930,000	470,261,000	Interest in $2,300,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,300,030,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,356,293,189.	308,930,000	470,261,000
250,000,000	250,000,000	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,003,333 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2048 and the market value of those underlying securities was $255,087,282.	250,000,000	250,000,000
276,750,000	276,750,000	Interest in $580,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $580,007,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $591,607,395.	276,750,000	276,750,000
0	100,000,000	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 7/31/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,006,667 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2045 and the market value of those underlying securities was $510,810,818.	0	100,000,000
0	45,000,000	Pershing LLC, 0.180%, dated 7/31/2015, due 8/3/2015	0	45,000,000
		TOTAL REPURCHASE AGREEMENTS	1,135,680,000	1,492,011,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[5]	15,111,369,043	19,394,174,481
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(105,832,483)	(119,198,671)
		TOTAL NET ASSETS—100%	$15,005,536,560	$19,274,975,810
1	Denotes a restricted security that either: (a) cannot offered for public sale without first being registered, or being able to take advantage of an exemption from registration under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $3,406,495,035, which represented 17.6% of total net assets of Federated Prime Cash Obligations Fund Pro Forma Combined.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees.). At July 31, 2015, these liquid restricted securities amounted to $3,393,738,836, which represented 17.5% of total net assets of Federated Prime Cash Obligations Fund Pro Forma Combined.
3	Represents a variable rate security with current rate and next reset date shown
4	Discount rate a time of purchase for discount issues or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
22

6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2015, all investments of the Funds are valued at amortized cost, which is considered a Level 2 input, in valuing the Funds' assets.
No Acquired Fund securities are required to be sold as a result of the Reorganization. All securities held by the Acquired Funds comply with Acquiring Funds investment guidelines.
23

Federated Automated Cash Management Trust
Federated Prime Cash Series
Federated Prime Cash Obligations Fund
Pro Forma Combining Statements of Assets & Liabilities
July 31, 2015 (unaudited)
	Federated Automated Cash Management Trust	Federated Prime Cash Series	Federated Prime Cash Obligations Fund	Pro Forma Adjustment	Federated Prime Cash Obligations Fund Pro Forma Combined
Assets:
Investment in repurchase agreements and other repurchase agreements	$327,812,000	$595,019,000	$2,602,680,000	$0	$3,525,511,000
Investment in securities	994,368,455	2,365,605,983	12,508,689,043	0	15,868,663,481
Total investments in securities, at amortized cost and fair value	1,322,180,455	2,960,624,983	15,111,369,043	0	19,394,174,481
Income receivable	510,730	963,520	4,232,790	0	5,707,040
Receivable for shares sold	6,341,322	129,995	162,410	0	6,633,727
Total assets	1,329,032,507	2,961,718,498	15,115,764,243	0	19,406,515,248
Liabilities:
Payable for shares redeemed	2,438,000	8,027	313,813	0	2,759,840
Payable for investments purchased	17,993,175	0	108,729,627	0	126,722,802
Income distribution payable	606	20	376,390	0	377,016
Bank overdraft	41,780	45,993	191,808	0	279,581
Payable for Directors'/Trustees' fee	3,842	0	1,348	0	5,190
Payable to adviser	912	0	0	0	912
Payable for other service fees	1,637	0	338,754	0	340,391
Accrued expenses	492,155	285,608	275,943	0	1,053,706
Total liabilities	20,972,107	339,648	110,227,683	0	131,539,438
Net Assets	$1,308,060,400	$2,961,378,850	$15,005,536,560	$0	$19,274,975,810
Net Assets Consists of:
Paid-in capital	$1,308,048,912	$2,961,374,569	$15,005,419,532	$0	$19,274,843,013
Accumulated net realized gain on investments	11,425	4,627	121,136	0	137,188
Undistributed (distributions in excess of) net investment income	63	(345)	(4,108)	0	(4,390)
Total Net Assets	$1,308,060,400	$2,961,378,850	$15,005,536,560	$0	$19,274,975,810
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net Assets	$0	$2,961,378,850	$0	$(2,961,378,850)	—
Automated Shares	$0	$0	$121,723,317	$927,030,713	$1,048,754,030
R Shares	$212,710,207	$0	$100	—	$212,710,307
Institutional Shares	$0	$0	$10,562,802,086	—	$10,562,802,086
Service Shares	$927,030,713	$0	$1,959,602,608	$(927,030,713)	$1,959,602,608
Cash II Shares	$168,319,480	$0	$211,294,065	$2,793,059,370	$3,172,672,915
Cash Series Shares	$0	$0	$9,734,349	—	$9,734,349
Capital Shares	$0	$0	$2,139,131,000	—	$2,139,131,000
Trust Shares	$0	$0	$1,249,035	$168,319,480	$169,568,515
Shares Outstanding	—	2,961,374,570	—	(2,961,374,570)	—
Automated Shares	—	—	121,722,401	927,010,954	1,048,733,355
R Shares	212,709,632	—	100	—	212,709,732
Institutional Shares	—	—	10,562,733,587	—	10,562,733,587
24

	Federated Automated Cash Management Trust	Federated Prime Cash Series	Federated Prime Cash Obligations Fund	Pro Forma Adjustment	Federated Prime Cash Obligations Fund Pro Forma Combined
Service Shares	927,010,954	—	1,959,591,526	(927,010,954)	1,959,591,526
Cash II Shares	168,317,450	—	211,292,480	2,793,057,120	3,172,667,050
Cash Series Shares	—	—	9,734,279	—	9,734,279
Capital Shares	—	—	2,139,115,895	—	2,139,115,895
Trust Shares	—	—	1,249,021	168,317,450	169,566,471
Net Asset Value Per Share	—	$1.00	—	—	—
Automated Shares	—	—	$1.00	—	$1.00
R Shares	$1.00	—	$1.00	—	$1.00
Institutional Shares	—	—	$1.00	—	$1.00
Service Shares	$1.00	—	$1.00	—	$1.00
Cash II Shares	$1.00	—	$1.00	—	$1.00
Cash Series Shares	—	—	$1.00	—	$1.00
Capital Shares	—	—	$1.00	—	$1.00
Trust Shares	—	—	$1.00	—	$1.00
Note: Adjustments to shares outstanding are a result of the Reorganization.
25

Federated Automated Cash Management Trust
Federated Prime Cash Series
Federated Prime Cash Obligations Fund
Pro Forma Combining Statements of Operations
Twelve Months Ended July 31, 2015 (unaudited)
	Federated Automated Cash Management Trust	Federated Prime Cash Series	Federated Prime Cash Obligations Fund	Pro Forma Adjustment		Federated Prime Cash Obligations Fund Pro Forma Combined
Investment Income:
Interest	$3,726,121	$8,709,319	$38,396,090	$0		$50,831,530
Expenses:
Investment adviser fee	6,807,829	14,825,792	30,663,299	(12,898,099)	(a)	39,398,821
Administrative fee	1,065,545	2,320,481	11,998,289	0		15,384,315
Custodian fees	59,279	122,011	521,699	(75,774)	(b)	627,215
Transfer agent fee	2,997,373	3,212,575	123,602	631,793	(c)	6,965,343
Directors'/Trustees' fees	16,775	20,289	102,968	(37,063)	(d)	102,969
Auditing fees	22,650	21,250	21,000	(43,900)	(e)	21,000
Legal fees	8,997	10,640	11,506	(19,637)	(f)	11,506
Portfolio accounting fees	167,652	168,086	206,883	(285,693)	(g)	256,928
Distribution services fee	1,490,575	2,965,158	17,190	7,504,965	(h)	11,977,888
Other service fees	2,850,715	7,412,896	7,439,920	666,957	(i)	18,370,488
Share registration costs	106,145	231,102	199,958	(6,423)	(j)	530,782
Printing and postage	95,784	394,066	206,960	(18,386)	(k)	678,424
Taxes	0	191,864	0	(191,864)	(l)	0
Miscellaneous	30,297	22,424	116,655	(39,981)	(m)	129,395
Total Expenses	15,719,616	31,918,634	51,629,929	(4,813,105)		94,455,074
Waivers and Reimbursements
Waiver of investment adviser fee	(6,769,562)	(13,439,678)	(12,750,470)	13,723,599	(n)	(19,236,111)
Waiver/reimbursement of other operating expenses	(5,348,431)	(10,064,955)	(5,886,938)	(9,915,041)	(o)	(31,215,365)
Total Waivers and Reimbursements	(12,117,993)	(23,504,633)	(18,637,408)	3,808,558		(50,451,476)
Net expenses	3,601,623	8,414,001	32,992,521	(1,004,547)		44,003,598
Net investment income	124,498	295,318	5,403,569	1,004,547		6,827,932
Net realized gain on investments	17,414	10,695	122,135	0		150,244
Change in net assets resulting from operations	$141,912	$ 306,013	$5,525,704	$1,004,547		$6,978,176
(See Notes to Pro Forma Financial Statements)
26

Federated Automated Cash Management Trust
Federated Prime Cash Series
Federated Prime Cash Obligations Fund
Notes to Combining Pro Forma Financial Statements
For the Twelve Months Ended July 31, 2015 (unaudited)
Note 1. Description of the Funds
Federated Automated Cash Management Trust and Federated Prime Cash Obligations Fund, both portfolios of Money Market Obligations Trust, and Federated Prime Cash Series, a portfolio of Cash Trust Series, Inc., are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end diversified management investment companies. Federated Automated Cash Management Trust consists of three classes of shares: Class R Shares, Service Shares and Cash II Shares. Federated Prime Cash Obligations Fund consists of eight classes of shares: Automated Shares, Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares.
Note 2. Basis of Combination
The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Automated Cash Management Trust, Federated Prime Cash Series and Federated Prime Cash Obligations Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the period ended July 31, 2015. These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2015.
The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Federated Automated Cash Management Trust, Federated Prime Cash Series and Federated Prime Cash Obligations Fund, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.
The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class R Shares, Service Shares and Cash Il Shares of Federated Automated Cash Management Trust for Class R Shares, Automated Shares and Trust Shares, respectively of Federated Prime Cash Obligations Fund, and nets assets of Federated Prime Cash Series for Cash II Shares of Federated Prime Cash Obligations Fund. Under generally accepted accounting principles, Federated Prime Cash Obligations Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.
The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.
For the period ended July 31, 2015, Federated Automated Cash Management Trust, Federated Prime Cash Series and Federated Prime Cash Obligations Fund paid investment advisory fees computed at the annual rate of 0.50%, 0.50% and 0.20%, respectively, as a percentage of average daily net assets.
The Funds will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Agreement and Plan of Reorganization.
Federated Automated Cash Management Trust and Federated Prime Cash Series will pay all expenses associated with the Funds' participation in the Reorganization, provided however that Federated Prime Cash Obligations Fund shall bear expenses associated with the qualification of fund shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs.
Given the waiver positions of Federated Automated Cash Management Trust and Federated Prime Cash Series and the fact that both funds are being operated at a voluntary expense cap, it is anticipated that the Adviser and its affiliates will indirectly pay the expenses of the Reorganization.
27

Note 3. Portfolio Valuation
Securities for the Funds are valued at amortized cost. Under the amortized cost valuation method an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Funds, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluation including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Note 4. Shares of Beneficial Interest
The Pro Forma Class R Shares, Service Shares and Cash II Shares net asset value per share assumes the issuance of 212,709,632 Class R Shares, 927,010,954 Automated Shares and 168,317,450 Trust Shares of Federated Prime Cash Obligations Fund in exchange for 212,709,632 Class R Shares, 927,010,954 Service Shares and 168,317,450 Cash II Shares, respectively, of Federated Automated Cash Management Trust, and 2,961,374,570 Cash II Shares of Federated Prime Cash Obligations Fund in exchanges for 2,961,374,570 shares of Federated Prime Cash Series which would have been outstanding at July 31, 2015 in connection with the proposed reorganization, assuming the three Funds had been combined as of such date.
Note 5. Federal Income Taxes
Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Prime Cash Obligations Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.
Note 6. Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated. Each Fund applies Investment Company accounting and reporting guidance.
Note 7. Pro Forma Adjustments
(a)	Federated Investment Management Company (Adviser) serves as investment adviser to all three Funds and receives for its services an annual investment advisory fee equal to 0.50%, 0.50% and 0.20% of the average daily net assets of Federated Automated Cash Management Trust, Federated Prime Cash Series and Federated Prime Cash Obligations Fund, respectively. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.20% of the average daily net assets of the Federated Prime Cash Obligations Fund Pro Forma Combined.
The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
(b)	Adjustment to reflect the combining of three portfolios into one and custodian fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(c)	Adjustment to reflect the combining of three portfolios into one and transfer agent fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
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(d)	Adjustment to reflect the combining of three portfolios into one and Directors/Trustees fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(e)	Adjustment to reflect the combining of three portfolios into one and auditing fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(f)	Adjustment to reflect the combining of three portfolios into one and legal fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(g)	Adjustment to reflect the combining of three portfolios into one and portfolio accounting fees based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(h)	Adjustment to reflect the combining of three portfolios into one and distribution services fees based upon the current 12b-1 Plan expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(i)	Adjustment to reflect the combining of three portfolios into one and other service fees based upon the current expense structure of the Shareholder Services Plan for Federated Prime Cash Obligations Fund Pro Forma Combined.
(j)	Adjustment to reflect the combining of three portfolios into one and share registration costs based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(k)	Adjustment to reflect the combining of three portfolios into one and printing and postage costs based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(l)	Adjustment to reflect the elimination of taxes as Federated Prime Cash Obligations Fund Pro Forma Combined is not subject to the Pennsylvania Franchise Tax.
(m)	Adjustment to reflect the combining of three portfolios into one and miscellaneous expenses based upon the current expense structure for Federated Prime Cash Obligations Fund Pro Forma Combined.
(n)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Prime Cash Obligations Fund Pro Forma Combined.
The adviser of Federated Prime Cash Obligations Fund and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70%, respectively, up to but not including the later of (the “Termination Date”); (a) October 1, 2016 (July 1, 2016 with respect to Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares) ; or (b) the date of the Fund's next effective Prospectus. While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund's Trustees.
(o)	Adjustment to reflect the voluntary wavier of other service fees and/or reimbursement of certain operating expenses necessary to maintain the expense cap and a minimal yield for all share classes of Federated Prime Cash Obligations Fund Pro Forma Combined.
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FEDERATED PRIME CASH SERIES
FEDERATED AUTOMATED CASH MANAGEMENT TRUST
FEDERATED PRIME CASH OBLIGATIONS FUND
Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
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Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q452751 (10/15)
Federated Securities Corp., Distributor
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